UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23746

DoubleLine ETF Trust

(Exact name of registrant as specified in charter)

2002 North Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell, President
2002 North Tampa Street, Suite 200
Tampa, FL 33602
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (813) 791-7333

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)           The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report
September 30, 2022
DoubleLine Opportunistic Bond ETF
NYSE: DBND
DoubleLine Shiller CAPE® U.S. Equities ETF
NYSE: CAPE
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Annual Report
|
September 30, 2022

Table of Contents
Page
President’s Letter 4
Financial Markets Highlights 5
Management’s Discussion of Fund Performance 7
Standardized Performance Summary 11
Growth of Investment 12
Schedule of Investments 14
Statements of Assets and Liabilities 22
Statements of Operations 23
Statements of Changes in Net Assets 24
Financial Highlights 25
Notes to Financial Statements 27
Report of Independent Registered Public Accounting Firm 39
Shareholder Expenses 40
Evaluation of Advisory Agreement by the Board of Trustees 41
Statement Regarding the Funds’ Liquidity Risk Management Program 43
Federal Tax Information 44
Trustees and Officers 45
Information About Proxy Voting 47
Information About Portfolio Holdings 47
Householding—Important Notice Regarding Delivery of Shareholder Documents 48
Privacy Policy 49

President’s Letter

DoubleLine ETF Trust
(Unaudited)
September 30, 2022
Dear Shareholder,
On behalf of the team at DoubleLine, I am pleased to deliver the first Annual Report for the DoubleLine ETF
Trust from the inception of the Funds through September 30, 2022. On the following pages, you will find specific information regarding each Fund’s operations and holdings. In addition, we discuss each Fund’s investment performance and the main drivers of that performance during the reporting period.
If you have any questions regarding the Funds, please don’t hesitate to call us at 1 (855) 937-0772 or visit our website www.doubleline.com, where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.
Sincerely,
Ronald R. Redell, CFA
President
DoubleLine ETF Trust
November 1, 2022

Annual Report
|
September 30, 2022

Financial Markets Highlights
(Unaudited)
September 30, 2022
Agency Residential Mortgage-Backed Securities and Agency Commercial Mortgage-Backed Securities
For the six-month period ended September 30, 2022, Agency residential mortgage-backed securities (Agency RMBS) and Agency commercial mortgage-backed securities (Agency CMBS) posted negative returns, as measured by the Bloomberg US Mortgage-
Backed Securities (MBS) Index return of negative 9.14%. The MBS index outperformed the Bloomberg US Corporate Bond Index but underperformed the Bloomberg US Government Bond Index. Yields increased across the U.S. Treasury curve during the period.
The 30-year mortgage rate increased 203 bps to 6.70% at the end of the period, as measured by the Freddie Mac U.S. Mortgage
Market Survey 30-Year Homeowner Commitment National Index, its highest level since 2008. In response to rising mortgage rates, refinance activity has subsided and conditional prepayment rate speeds have slowed. Gross issuance of Agency RMBS during the six-month period totaled roughly $821.2 billion; gross issuance for Agency CMBS totaled roughly $80.3 billion.
Investment Grade Credit
For the six-month period ended September 30, 2022, U.S. investment grade (IG) corporate credit option-adjusted spreads, as measured by the Bloomberg US Credit Index, widened 39 basis points (bps) to 147 bps. The index’s return was negative 11.5%, with higher U.S. Treasury rates driving about 80% of the negative performance. In this rising rate environment, higher quality and lower duration outperformed lower quality and higher duration. Bonds rated AAA returned negative 6.5% while bonds rated BBB returned negative 12.4%. Long-duration credits returned negative 20.0% while the one-to-three-year credits returned negative
2.2%. Gross new issuance, as measured by Bloomberg, was $669.6 billion compared to $831.1 billion during the same six-month period in 2021, as market volatility slowed new-issue activity.
Non-Agency Residential Mortgage-Backed Securities
For the six-month period ended September 30, 2022, non-Agency residential mortgage-backed securities (RMBS) posted negative returns, driven by rising U.S. Treasury yields and widening credit spreads. Home price appreciation turned negative for the first time since March 2012 as home prices fell 0.75% month-over-month (MoM) in July, the most recent month for which data was reported by the S&P CoreLogic Case-Shiller 20-City Composite Home Price NSA Index, while still appreciating 16.06% year-
over-year. Existing-home sales fell 0.4% MoM in August, the most recent month for which data was available from the National
Association of Realtors Existing-Home Sales Report, the seventh consecutive such decline. The 30-year benchmark rate rose
203 basis points over the six-month period to end at 6.70%, its highest level since July 2007, according to the Freddie Mac U.S.
Mortgage Market Survey 30-Year Homeowner Commitment National Index. The period marked $57.7 billion in gross issuance, half the volume of the prior six months, according to BofA Global Research. Issuance activity in the past six months was concentrated in non-qualified mortgages and credit risk transfer deals.
Non-Agency Commercial Mortgage-Backed Securities
For the six-month period ended September 30, 2022, spreads of non-Agency commercial mortgage-backed securities (CMBS)
moved wider. After a brief reprieve in late summer, AAA last cash flows (LCFs) widened 47 basis points (bps), and bonds rated BBB-
widened 200 bps. While the first quarter of 2022 marked strong volume, issuance began to slow meaningfully in June in the face of macroeconomic volatility and geopolitical risks. Issuance in the second and third quarters fell 40.5% versus the same six-month period in 2021. During the six-month period in 2022, the 30-day-plus delinquency rate for commercial real estate loans peaked at
3.51%, as measured by financial data firm Trepp, stoked by volatility associated with the pandemic. But the rate trended down to
2.92% at the end of September. The Bloomberg US CMBS (ERISA Only) Total Return Index returned negative 6.59% for the six-
month period, outperforming the broader Bloomberg US Aggregate Bond Index’s negative 9.22%. The RCA Commercial Property
Price Index increased 3.2% for the six-month period ended August 31, the most recent month for which data was available, compared to 8.2% over the previous six-month period.

Financial Markets Highlights
(Cont.)

DoubleLine ETF Trust
Asset-Backed Securities
For the six-month period ended September 30, 2022, asset-backed securities (ABS) experienced negative returns but still outperformed most U.S. fixed income sectors. The Bloomberg US ABS Index declined 2.25%, and the ICE BofA U.S. Fixed-Rate
Miscellaneous ABS Index, which contains less liquid products with longer durations, declined 4.48%. These performances compared to the longer-duration Bloomberg US Aggregate Bond Index return of negative 9.22%. Rate hikes during the period negatively impacted ABS through duration effects and wider credit spreads. The top-performing ABS sectors were cash-like products rated
AAA such as floating-rate credit card ABS. The worst-performing sectors were transportation assets with longer durations and lower credit ratings, which suffered from interest rate duration and spread duration impacts.
U.S. High Yield Credit
For the six-month period ended September 30, 2022, the Bloomberg US Corporate High Yield Index returned negative 10.41%.
Intermediate-duration bonds returned negative 10.14%, outperforming long-duration bonds, which returned negative 16.65%.
Lower-rated bonds were the worst performers, as bonds rated CCC returned negative 13.35%, bonds rated B returned negative
11.35%, and bonds rated BB returned negative 9.08%. Notable outperformers by industry were refining, railroads and aerospace/
defense. Notable laggards were pharmaceuticals, retailers and natural gas utilities.
U.S. Government Securities
For the six-month period ended September 30, 2022, trends continued from the previous six months – upside inflation surprises, higher U.S. Treasury yields, a flatter Treasury yield curve, and an increasingly hawkish and aggressive Federal Reserve. In the just-
concluded six-month period, Fed rhetoric shifted to concern that ongoing outsize wage gains could lead to a wage-price spiral and that expectations of higher future inflation could become embedded in consumer behavior. Fed communication emphasized the front-loading of rate hikes and pushed back against market expectations of rate cuts in 2023. The dot plot unveiled at the
September Federal Open Market Committee meeting showed a federal funds rate for 2023 of 4.6% – almost 100 basis points (bps)
higher than June’s dot plot and above the consensus market view. The Fed hiked the federal funds rate 275 bps to a 3.00%-3.25%
range by the end of the period. The two-year yield rose almost 200 bps over the six-month period to 4.28%. The 10-year yield rose
150 bps to 3.83%. Breakeven inflation rates for short- and intermediate-maturity Treasury Inflation-Protected Securities (TIPS) fell sharply through the period. The two-year TIPS breakeven inflation rate fell from a peak of 4.93% in late March to just 1.98% on
September 30. The sharp rise in yields – most notably in August and September – resulted in a six-month return of negative 7.96%
for the Bloomberg US Treasury Index.
U.S. Equities
For the six-month period ended September 30, 2022, large-capitalization U.S. equities entered a bear market, with the S&P 500
Index declining 20.20%. The Nasdaq Composite Index (-25.32%) underperformed the S&P 500 while the Dow Jones Industrial
Average (-16.28%) outperformed. Market headwinds were felt across the equities market during the period. Value stocks returned negative 17.14%, as measured by the Russell 1000 Value Index. Growth stocks returned negative 23.77%, as measured by the Russell 1000 Growth Index, and small-cap stocks returned negative 19.1%, as measured by the Russell 2000 Index. The best-performing sectors were energy (-3.70%), consumer staples (-10.70%) and utilities (-10.77%), according to the Consumer
Discretionary Select Sector Total Return Index. The worst performers were communication services (-30.04%), technology
(-24.78%) and real estate (-24.67%).

Annual Report
|
September 30, 2022

Management’s Discussion of Fund Performance
(Unaudited)
September 30, 2022
DoubleLine Opportunistic Bond ETF
From inception until September 30, 2022, the DoubleLine Opportunistic Bond ETF posted negative performance but outperformed the Bloomberg US Aggregate Bond Index return of negative 9.22%. Fund performance was driven by asset allocation and duration positioning relative to the index. The Fund benefited from a consistently lower duration than the index in a period when rates increased sharply across the U.S. Treasury curve. As for asset allocation, structured credit within the portfolio, including asset-backed securities, non-Agency residential mortgage-backed securities and non-Agency commercial mortgage-backed securities outperformed the index materially, driven in part by their relatively shorter duration. The Fund’s exposure to high yield and investment grade corporate credit also contributed to the Fund’s performance, albeit to a lesser degree. U.S. Treasuries within the Fund detracted from performance, due to their relatively longer duration.
For additional performance information, please refer to the “Standardized Performance Summary.”
DoubleLine Shiller CAPE
®
U.S. Equities ETF
From inception until September 30, 2022, the DoubleLine Shiller CAPE® U.S. Equities ETF posted negative performance but outperformed the S&P 500 Index, which fell 20.20%. During the period, the Shiller Barclays CAPE® U.S. Sector Total Return USD Index,
whose return the Fund seeks to approximate, was allocated to five sectors: consumer discretionary, consumer staples, financials, technology and real estate. The Fund owned U.S. equity securities in these five sectors during the period, with all five declining in value. Consumer staples was the biggest contributor to performance; technology was the biggest detractor.
For additional performance information, please refer to the “Standardized Performance Summary.”
Past Performance is not a guarantee of future results. Fund investing involves risk.  Principal loss is possible.
Opinions expressed herein are as of September 30, 2022, and are subject to change at any time, are not guaranteed and should not be considered investment advice.
This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.
Each Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory prospectus and summary prospectus contain this and other important information about the investment company, and may be obtained by calling (855) 937-0772, or visiting www.doubleline.com. Read them carefully before investing.
The performance information shown assumes the reinvestment of all dividends and distributions. Investment performance reflects management fees and other fund expenses, including any applicable fee waivers that are in effect with respect to a particular Fund. In the absence of such waivers, total return would be reduced. Returns over 1 year are average annual returns.
Performance data quoted represents past performance; past performance does not guarantee future results and does not reflect the deduction of any taxes a shareholder would pay on fund distributions or the sale of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance of the Fund may be lower or higher than the performance quoted.
The Funds’ gross and net expense ratios also include “acquired fund fees and expenses,” which are expenses incurred indirectly as a result of a Fund’s investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the expense ratios will not correlate to the expense ratios in the Funds’ financial statements, since financial statements only include direct costs of the Funds and not indirect costs of investing in the underlying funds.
Performance data current to the most recent month-end may be obtained by calling (855) 937-0772, or visiting www.doubleline.com
Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedules of
Investments for a complete list of Fund holdings as of period end.
DoubleLine Shiller CAPE
®
U.S. Equities ETF (CAPE) Disclosure
This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may crea te additional risks for your investment. For example:
Since Inception Period Ended 9-30-22
Since
Inception
(March 31, 2022)
Total Return based on NAV -7.60%
Total Return based on Market Price -7.52%
Bloomberg US Aggregate Index
*
-9.22%
*
Reflects no deduction for fees, expenses, or taxes.
Since Inception Period Ended 9-30-22
Since
Inception
(March 31, 2022)
Total Return based on NAV -19.72%
Total Return based on Market Price -19.76%
S&P 500 Index
*
-20.20%
*
Reflects no deduction for fees, expenses, or taxes.

Management’s Discussion of Fund Performance
(Cont.)

DoubleLine ETF Trust
• You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
• The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
• These additional risks may be even greater in bad or uncertain market conditions.
The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Prospectus and SAI, which are available on www.doubleline.com.
Equities may decline in value due to both real and perceived general market, economic and industry conditions.
The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of a single issuer or a limited number of issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.
ETF investments involve additional risks such as the market price trading at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.
Barclays Bank PLC and its affiliates (“Barclays”) is not the developer or implementer of the DoubleLine Shiller CAPE
®
U.S. Equities ETF (the “ETF”) and Barclays has no
responsibilities, obligations or duties to investors in the ETF. The Shiller Barclays CAPE
®
US Sector USD Index (the “Index”) is a trademark owned by Barclays Bank PLC and licensed for use by DoubleLine. While DoubleLine may execute transaction(s) with Barclays in or relating to the ETF or the Index, investors acquire interests solely in their account and investors neither acquire any interest in the ETF or the Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment. The ETF is not sponsored, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in the ETF or the use of the Index or any data included therein. Barclays shall not be liable in any way to investors or to other third parties in respect of the use or accuracy of the
ETF, the Index or any data included therein.
The Shiller Barclays Indices have been developed in part by RSBB-I, LLC, the research principal of which is Robert J. Shiller. RSBB-I, LLC is not an investment advisor, and does not guarantee the accuracy or completeness of the Shiller Barclays Indices or any data or methodology either included therein or upon which it is based.
Neither RSBB-I, LLC nor Robert J. Shiller or any of their respective partners, employees, subcontractors, agents, suppliers and vendors (collectively, the “protected parties”), shall have any liability, whether caused by the negligence of a protected party or otherwise, for any errors, omissions, or interruptions therein, and make no warranties, express or implied, as to performance or results experienced by any party from the use of any information included therein or upon which it is based, and expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect thereto, and shall not be liable for any claims or losses of any nature in connection with the use of such information, including but not limited to, lost profits or punitive or consequential damages, even if RSBB-I, LLC, Robert J. Shiller or any protected party is advised of the possibility of same.
Shiller Barclays CAPE US Sector TR USD Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE
®
(Cyclically Adjusted Price Earnings) ratio (the “CAPE
®
Ratio”). It aims to identify undervalued sectors based on a modified CAPE
®
Ratio, and then uses a momentum
factor to seek to mitigate the effects of potential value trap.
None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays
Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E14
5HP.
DoubleLine Opportunistic Bond ETF (DBND) Disclosure
Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.
Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Investments in ABS, MBS, and floating rate securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.
Investments in floating rate securities include additional risks that investors should be aware of such as credit risk, interest rate risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.
The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets.
The Fund may use leverage which may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used.
Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments.
Investing in ETFs involve additional risks such as the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares.
Basis Points (BPS) – Basis points (or basis point ( bp )) refer to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01% or 0.0001, and is used to denote the percentage change in a financial instrument. The relationship between percentage changes and basis points can be summarized as: 1% change = 100 basis points; 0.01% = 1 basis point.
Bear Market – A bear market is when a market experiences prolonged price declines. It typically describes a condition in which securities prices fall 20% or more from recent highs amid widespread pessimism and negative investor sentiment.
Bloomberg US Aggregate Bond Index – This index (the “ Agg ”) represents securities that are SEC registered, taxable and dollar denominated. It covers the U.S.
investment grade, fixed-rate bond market, with components for government and corporate securities, mortgage pass-through securities and asset-backed securities.
These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.
Bloomberg US Asset-Backed Securities (ABS) Index – This index is the ABS component of the Bloomberg US Aggregate Bond Index, a flagship measure of the U.S.
investment grade, fixed-rate bond market. The ABS index has three subsectors: credit and credit cards, autos and utility.
Bloomberg US CMBS (ERISA Only) Total Return Index – This index measures on a total return basis the performance of investment grade commercial mortgage-
backed securities (CMBS). The index includes only CMBS that are compliant with the Employee Retirement Income Security Act of 1974, which will deem ERISA eligible the certificates with the first priority of principal repayment as long as certain conditions are met, including that the certificates be rated in one of the three highest categories by Fitch, Moody’s or Standard & Poor’s.
Bloomberg US Corporate Bond Index – This index measures the investment grade, fixed-rate taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.

(Unaudited)
September 30, 2022
Annual Report
|
September 30, 2022

Bloomberg US Corporate High Yield (HY) Index – This index measures the U.S. dollar-denominated, HY, fixed-rate corporate bond market. Securities are classified as
HY if the respective middle ratings of Moody’s, Fitch and S&P are Ba1, BB+ or BB+ or below. The Bloomberg US HY Long Bond Index, including bonds with maturities of 10 years or greater, and the Bloomberg US HY Intermediate Bond Index, including bonds with maturities of 1 to 9.999 years, are subindexes of the Bloomberg US
Corporate HY Bond Index.
Bloomberg US Credit Index – This index is the U.S. credit component of the Bloomberg US Government/Credit Index. It consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements. To qualify, bonds must be SEC registered. The US
Credit Index is the same as the former US Corporate Index.
Bloomberg US Government Bond Index – This index is the U.S. government securities component of the Bloomberg US Government/Credit Index. It includes investment grade, U.S. dollar-denominated, fixed-rate U.S. Treasuries and government-related securities.
Bloomberg US Mortgage-Backed Securities (MBS) Index – This index measures the performance of investment grade, fixed-rate, mortgage-backed, pass-through securities of the government-sponsored enterprises (GSEs): Federal Home Loan Mortgage Corp. (Freddie Mac), Federal National Mortgage Association (Fannie Mae)
and Government National Mortgage Association ( Ginnie Mae).
Bloomberg US Treasury Index – This index measures U.S. dollar-denominated, fixed-rate nominal debt issued by the U.S. Treasury with a remaining maturity of one year or more. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index.
Conditional Prepayment Rate (CPR) – Metric (also known as “constant prepayment rate”) that indicates a loan prepayment rate at which the outstanding principal of a pool of loans, such as mortgage backed securities (MBS), is paid off. The higher the CPR, the more prepayments are anticipated and thus the lower the duration of the note. This is called “prepayment risk.”
Consumer Discretionary Select Sector Total Return Index – This cap-weighted index is designed to track the companies in the S&P 500 Index and are involved in consumer cyclical or transportation industries. All components of the S&P 500 are assigned to one of the 11 Select Sector indexes. Stock classifications are based on the Global Industry Classification Standard.
Credit Risk Transfer (CRT) – Pioneered by Freddie Mac in 2013, CRT programs structure mortgage credit risk into securities and (re)insurance offerings, transferring credit risk exposure from U.S taxpayers to private capital.
Dot Plot – Simple statistical chart that consists of data points plotted as dots on a graph with x- and y-axes. Dot plots are well known as the method that the Federal
Reserve uses to convey its benchmark federal funds rate outlook at certain Federal Open Market Committee (FOMC) meetings.
Dow Jones Industrial Average (DJIA) – This index tracks 30 large publicly owned companies trading on the New York Stock Exchange and the Nasdaq.
Duration – Measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates.
Federal Funds Rate – Target interest rate, set by the Federal Reserve at its Federal Open Market Committee (FOMC) meetings, at which commercial banks borrow and lend their excess reserves to each other overnight. The Fed sets a target federal funds rate eight times a year, based on prevailing economic conditions.
Federal Open Market Committee (FOMC) – Branch of the Federal Reserve System that determines the direction of monetary policy specifically by directing open market operations. The FOMC comprises the seven board governors and five (out of 12) Federal Reserve Bank presidents.
Freddie Mac U.S. Mortgage Market Survey 30-Year Homeowner Commitment National Index – This index tracks the 30-year fixed-rate mortgages component of the
Freddie Mac Primary Mortgage Market Survey (PMMS), which tracks the most-popular 30- and 15-year fixed-rate mortgages, and 5-1 hybrid amortizing adjustable-
rate mortgage products among a mix of lender types.
Growth Stock – Any share in a company that is anticipated to grow at a rate significantly above the average growth for the market. These stocks generally do not pay dividends. This is because the issuers of growth stocks are usually companies that want to reinvest any earnings they accrue in order to accelerate growth in the short term. When investors invest in growth stocks, they anticipate that they will earn money through capital gains when they eventually sell their shares in the future.
ICE BofA U.S. Fixed-Rate Miscellaneous Asset-Backed Securities (ABS) Index – A subset of the ICE BofA U.S. Fixed-Rate ABS Index, including all ABS collateralized by anything other than auto loans, home equity loans, manufactured housing, credit card receivables and utility assets.
Investment Grade (IG) – Rating that signifies a municipal or corporate bond presents a relatively low risk of default. Bonds below this designation are considered to have a high risk of default and are commonly referred to as high yield (HY) or “junk bonds.” The higher the bond rating the more likely the bond will return 100 cents on the U.S. dollar.
Nasdaq Composite Index – This index (“the Nasdaq”) comprises the more than 3,000 common stocks and similar securities (e.g., American depository receipts (ADRs), tracking stocks, limited-partnership interests) listed on the Nasdaq exchange. The index, which includes U.S. and non-U.S. companies, is highly followed in the U.S. as an indicator of the stock performance of technology companies and growth companies.
National Association of Realtors Existing-Home Sales Report – This report tracks sales and prices of existing single-family homes for the nation overall, and gives breakdowns for the West, Midwest, South and Northeast regions of the country. These figures include condos and co-ops in addition to single-family homes.
Net Asset Value (NAV) – Net value of an entity calculated as the total value of the entity’s assets minus the total value of its liabilities. Most commonly used in the context of a mutual fund or an exchange-traded fund (ETF), the NAV represents the per share/unit price of the fund at a specific date or time.
Non-Qualified Mortgage (Non-QM) – Any home loan that doesn’t comply with the Consumer Financial Protection Bureau’s existing rules on qualified mortgages
(QMs). Usually this type of alternative mortgage loan accommodates people who are not able to prove they are capable of making the mortgage payments. Just because it is a non-QM mortgage loan does not necessarily mean high risk or subprime mortgage risk, and in many cases these non-QM mortgage loans require a high FICO score but simply do not check all the boxes associated with a QM loan. Non-QM loans for mortgages are protected by the lender against any type of lawsuit should the borrower become unable to afford the loan.
Option-Adjusted Spread (OAS) – Measurement of the spread of a fixed-income security rate and the risk-free rate of return, which is then adjusted to take into account an embedded option. Typically, an analyst uses U.S. Treasury yields for the risk-free rate. The spread is added to the fixed-income security price to make the risk-free bond price the same as the bond.
RCA Commercial Property Price Index (CPPI) – This index describes various nonresidential property types for the U.S. (10 monthly series from 2000). It is a periodic same-property round-trip investment price-change index of the U.S. commercial investment property market. The dataset contains 20 monthly indicators.
Russell 1000 Growth (RLG) Index – This index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000
Index companies with higher price-to-book ratios and higher forecasted growth values. Growth stocks are shares in a company that are anticipated to grow at a rate significantly above the average growth for the market.
Russell 1000 Value (RLV) Index – This index measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. Value stocks are shares of a company that appear to trade at a lower price relative to the company’s fundamentals.
Russell 2000 Index – This market capitalization-weighted index comprises 2,000 small-cap U.S. companies and is considered a bellwether index for small-cap investing.
S&P 500 Index – This unmanaged capitalization-weighted index of the stocks of the 500 largest publicly traded U.S. companies is designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks, which represent all major industries.

Management’s Discussion of Fund Performance
(Cont.)

DoubleLine ETF Trust
S&P CoreLogic Case-Shiller 20-City Composite Home Price NSA Index – This index measures the value of residential real estate in 20 major U.S. metropolitan areas:
Atlanta; Boston; Charlotte; Chicago; Cleveland; Dallas; Denver; Detroit; Las Vegas; Los Angeles; Miami; Minneapolis; New York City; Phoenix; Portland, Oregon; San
Diego; San Francisco; Seattle; Tampa; and Washington, D.C.
Shiller Barclays CAPE
®
U.S. Sector Total Return USD Index – This index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE
®
(cyclically adjusted price-to-earnings) ratio (the “CAPE
®
ratio”). It aims to identify undervalued sectors based on a modified CAPE
®
ratio and then
uses a momentum factor to seek to mitigate the effects of potential value traps.
Treasury Inflation-Protected Securities (TIPS) – Type of Treasury security issued by the U.S. government that is indexed to inflation in order to protect investors from a decline in the purchasing power of their money. As inflation rises, TIPS adjust in price to maintain their real value.
Value Stock – Shares of a company that appear to trade at a lower price relative to its fundamentals, such as dividends, earnings or sales, making it appealing to value investors.
An investment cannot be made directly in an index. The performance of any index mentioned in this commentary has not been adjusted for ongoing expenses applicable to fund investments.
This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to a Fund and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein.
DoubleLine has no obligation to provide revised assessments in the event of changed circumstances. While we have gathered this information from sources believed to be reliable, DoubleLine cannot guarantee the accuracy of the information provided. Securities discussed are not recommendations and are presented as examples of issue selection or portfolio management processes. They have been picked for comparison or illustration purposes only. No security presented within is either offered for sale or purchase. DoubleLine reserves the right to change its investment perspective and outlook without notice as market conditions dictate or as additional information becomes available.
Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision making, economic or market conditions or other unanticipated factors. The views and forecasts expressed in this material are as of the date indicated, are subject to change without notice, may not come to pass and do not represent a recommendation or offer of any particular security, strategy, or investment. Past performance is no guarantee of future results.
DoubleLine ETFs are distributed by Foreside Fund Distributors, LLC. DoubleLine
®
is a registered trademark of DoubleLine Capital LP.
©
2022 DoubleLine Capital LP

Annual Report
|
September 30, 2022

Standardized Performance Summary
(Unaudited)
September 30, 2022
*Reflects no deduction for fees, expenses and taxes.
Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance current to the most recent month-end may be obtained by calling (855) 937-0772 or by visiting www.doubleline.
com.
Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.
DBND
DoubleLine Opportunistic Bond ETF
Returns as of September 30, 2022
Since Inception
(Not Annualized)
(03-31-22 to 09-30-22) Expense Ratio
Total Return based on NAV -7.60% 0.50%
Total Return based on Market Price -7.52%
Bloomberg US Aggregate Index* -9.22%
CAPE
DoubleLine Shiller CAPE® U.S. Equities ETF
Returns as of September 30, 2022
Since Inception
(Not Annualized)
(03-31-22 to 09-30-22) Expense Ratio
Total Return based on NAV -19.72% 0.65%
Total Return based on Market Price -19.76%
S&P 500 Index* -20.20%

Growth of Investment

DoubleLine ETF Trust
(Unaudited)
September 30, 2022
DoubleLine Opportunistic Bond ETF
Value of a $100,000 Investment
Since Inception Total Returns
1
As of September 30, 2022
2
Since Inception
(3/31/2022)
DoubleLine Opportunistic Bond ETF
Total Return based on NAV -7.60%
Total Return based on Market Price -7.52%
Bloomberg US Aggregate Bond Index -9.22%
1
Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.doubleLine.com . Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call (855) 937-0772 or visit www.doubleLine.com for performance results current to the most recent month-end.
2
Bloomberg U.S. Aggregate Bond Index—This index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-
backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
The Fund’s investments likely will diverge widely from the components of the benchmark index, which could lead to performance dispersion between the Fund and the benchmark index, meaning that the Fund could outperform or underperform the indices at any given time. Please note that an investor cannot invest directly in an index.

(Unaudited)
September 30, 2022
Annual Report
|
September 30, 2022

DoubleLine Shiller CAPE
®
U.S. Equities ETF
Value of a $100,000 Investment
Since Inception Total Returns
1
As of September 30, 2022
2
Since Inception
(3/31/2022)
DoubleLine Shiller CAPE® U.S. Equities ETF
Total Return based on NAV -19.72%
Total Return based on Market Price -19.76%
S&P 500 Index -20.20%
1
Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.doubleLine.com . Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call (855) 937-0772 or visit www.doubleLine.com for performance results current to the most recent month-end.
2
The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
The Fund’s investments likely will diverge widely from the components of the indices, which could lead to performance dispersion between the Fund and each applicable index, meaning that the Fund could outperform or underperform the indices at any given time. Please note that an investor cannot invest directly in an index.

Schedule of Investments DoubleLine Opportunistic Bond ETF
September 30, 2022

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT $/
S HARES S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 14.3%
Affirm Asset Securitization Trust ,
750,000 Series 2022-A-A 4.30%
(a)
05/17/2027 714,331
Diamond Resorts Owner Trust ,
235,991 Series 2021-1A-A 1.51%
(a)
11/21/2033 215,015
EWC Master Issuer LLC ,
498,750 Series 2022-1A-A2 5.50%
(a)
03/15/2052 455,158
Hilton Grand Vacations Trust ,
389,168 Series 2022-1D-C 4.69%
(a)
06/20/2034 368,183
Lendbuzz Securitization Trust ,
419,580 Series 2022-1A-A 4.22%
(a)
05/17/2027 408,871
PRET LLC ,
460,376 Series 2022-NPL2-A1 5.24%
(a)(b)
04/25/2052 444,552
469,312 Series 2022-NPL3-A1 5.93%
(a)(b)
06/25/2052 460,817
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 422,297
Sierra Timeshare Receivables Funding LLC ,
432,314 Series 2019-2A-A 2.59%
(a)
05/20/2036 417,913
SMB Private Education Loan Trust ,
750,000 Series 2021-A-B 2.31%
(a)
01/15/2053 657,706
Upstart Securitization Trust ,
500,000 Series 2021-4-B 1.84%
(a)
09/20/2031 446,843
VOLT C LLC ,
447,282 Series 2021-NPL9-A1 1.99%
(a)(b)
05/25/2051 409,681
VOLT CI LLC ,
521,256 Series 2021-NP10-A1 1.99%
(a)(b)
05/25/2051 481,307
Washington Mutual WMABS Trust ,
942,006 Series 2006-HE2-A3 (1
Month LIBOR USD +
0.30%, 0.30% Floor) 3.38% 05/25/2036 750,866
Total Asset Backed Obligations
(Cost $6,964,392) 6,653,540
FOREIGN CORPORATE BONDS 2.6%
AUSTRALIA 0.5%
50,000 Glencore Funding LLC 1.63%
(a)
04/27/2026 43,289
50,000 Glencore Funding LLC 3.38%
(a)
09/23/2051 30,546
100,000 Macquarie Group Ltd.
(Secured Overnight
Financing Rate +
2.21%) 5.11%
(a)
08/09/2026 98,014
100,000 Westpac Banking Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.53%) 3.02% 11/18/2036 73,372
245,221
BELGIUM 0.1%
75,000 Anheuser-Busch Cos.
LLC 4.90% 02/01/2046 65,358
BERMUDA 0.2%
100,000 Triton Container
International Ltd. 3.25% 03/15/2032 74,142
CANADA 1.0%
85,000 Bank of Montreal (5
Year Swap Rate USD
+ 1.43%) 3.80% 12/15/2032 73,815
160,000 Bank of Nova Scotia
(The) 3.45% 04/11/2025 153,426
30,000 Garda World Security
Corp. 4.63%
(a)
02/15/2027 25,795
35,000 Garda World Security
Corp. 6.00%
(a)
06/01/2029 25,730
50,000 Parkland Corp. 4.63%
(a)
05/01/2030 40,613
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
50,000 Titan Acquisition Ltd. 7.75%
(a)
04/15/2026 39,579
125,000 Toronto-Dominion
Bank (The) 4.69% 09/15/2027 120,972
479,930
CHINA 0.3%
165,000 NXP BV 3.88% 06/18/2026 154,194
FRANCE 0.2%
100,000 TotalEnergies Capital
International SA 3.39% 06/29/2060 66,929
IRELAND 0.3%
150,000 Avolon Holdings
Funding Ltd. 3.25%
(a)
02/15/2027 125,808
Total Foreign Corporate Bonds
(Cost $1,343,317) 1,211,582
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 10.1%
BBCMS Mortgage Trust ,
180,000 Series 2021-C12-AS 2.90% 11/15/2054 141,853
100,000 Series 2022-C16-A5 4.60%
(c)
06/15/2055 95,683
200,000 Series 2022-C17-A5 4.44% 09/15/2055 188,951
Benchmark Mortgage Trust ,
250,000 Series 2022-B35-C 4.59%
(c)
05/15/2055 204,480
BX Commercial Mortgage Trust ,
250,000 Series 2021-VINO-A (1
Month LIBOR USD +
0.65%, 0.65% Floor) 3.47%
(a)
05/15/2038 239,502
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(c)
05/15/2052 422,156
Citigroup Commercial Mortgage Trust ,
100,000 Series 2022-GC48-A5 4.74%
(c)
05/15/2054 96,026
COMM Mortgage Trust ,
205,000 Series 2016-DC2-C 4.82%
(c)
02/10/2049 187,111
DBJPM 16-C1 Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(c)
05/10/2049 265,472
250,000 Series 2016-C1-C 3.47%
(c)
05/10/2049 212,451
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.76%
(a)(c)
06/05/2035 194,539
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
500,000 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 3.44%
(a)
04/15/2037 472,232
JPMBB Commercial Mortgage Securities Trust ,
325,000 Series 2014-C21-B 4.34%
(c)
08/15/2047 302,836
LoanCore Issuer Ltd. ,
250,000 Series 2021-CRE5-A (1
Month LIBOR USD +
1.30%, 1.30% Floor) 4.12%
(a)
07/15/2036 242,905
LSTAR Commercial Mortgage Trust ,
250,000 Series 2015-3-D 3.30%
(a)(c)
04/20/2048 219,021
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.41%
(c)
11/15/2049 207,482
RIAL Issuer Ltd. ,
350,000 Series 2022-FL8-A (CME
Term SOFR 1 Month +
2.25%, 2.25% Floor) 5.27%
(a)
01/19/2037 345,499
SREIT Trust ,
270,000 Series 2021-MFP-A (1
Month LIBOR USD +
0.73%, 0.73% Floor) 3.55%
(a)
11/15/2038 258,046
UBS Commercial Mortgage Trust ,
324,000 Series 2018-C10-C 5.22%
(c)
05/15/2051 289,828

Annual Report
|
September 30, 2022

The accompanying notes are an integral part of these financial statements.
September 30, 2022
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
WFRBS Commercial Mortgage Trust ,
10,007,546 Series 2014-C21-XA 1.17%
(c)(d)
08/15/2047 149,321
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $5,030,828) 4,735,394
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.3%
Citigroup Mortgage Loan Trust ,
640,815 Series 2007-AR8-2A1A 3.53%
(c)
07/25/2037 574,302
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-1M2
(Secured Overnight
Financing Rate 30
Day Average + 1.90%) 4.18%
(a)
12/25/2041 456,554
FHLMC STACR REMIC Trust ,
500,000 Series 2022-DNA2-M1B
(Secured Overnight
Financing Rate 30
Day Average + 2.40%) 4.68%
(a)
02/25/2042 465,570
Legacy Mortgage Asset Trust ,
500,385 Series 2021-GS2-A1 1.75%
(a)(b)
04/25/2061 466,601
RFMSI Trust ,
1,489,217 Series 2006-S4-A7 6.00% 04/25/2036 1,210,992
Towd Point Mortgage Trust ,
342,151 Series 2020-3-A1 3.09%
(a)(c)
02/25/2063 322,922
Verus Securitization Trust ,
587,337 Series 2021-8-A1 1.82%
(a)(c)
11/25/2066 504,615
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
464,830 Series 2006-AR16-2A1 2.43%
(c)
12/25/2036 412,284
Wells Fargo Mortgage Backed Securities Trust ,
424,470 Series 2006-AR14-2A1 4.36%
(c)
10/25/2036 400,473
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $5,114,840) 4,814,313
US CORPORATE BONDS 20.3%
180,000 AbbVie, Inc. 4.70% 05/14/2045 152,790
70,000 Academy Ltd. 6.00%
(a)
11/15/2027 63,626
95,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 78,480
85,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 82,555
40,000 Aethon United BR LP 8.25%
(a)
02/15/2026 38,704
80,000 Air Lease Corp. 1.88% 08/15/2026 67,894
115,000 Alexandria Real Estate
Equities, Inc. 3.00% 05/18/2051 70,092
100,000 Altria Group, Inc. 4.45% 05/06/2050 67,024
75,000 American Airlines, Inc. 5.75%
(a)
04/20/2029 65,571
35,000 AmWINS Group, Inc. 4.88%
(a)
06/30/2029 29,131
65,000 Arconic Corp. 6.13%
(a)
02/15/2028 57,562
80,000 Ares Capital Corp. 2.15% 07/15/2026 67,138
60,000 AssuredPartners, Inc. 5.63%
(a)
01/15/2029 46,709
150,000 AT&T, Inc. 3.50% 09/15/2053 100,195
50,000 AthenaHealth Group,
Inc. 6.50%
(a)
02/15/2030 39,623
160,000 Athene Global Funding
(Secured Overnight
Financing Rate
Compounded Index
+ 0.56%) 3.55%
(a)
08/19/2024 155,724
20,000 Bank of America Corp.
(Secured Overnight
Financing Rate +
1.11%) 3.84% 04/25/2025 19,471
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
15,000 Bank of America Corp.
(Secured Overnight
Financing Rate +
1.75%) 4.83% 07/22/2026 14,675
165,000 Bank of America Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%) 2.48% 09/21/2036 119,426
60,000 BCPE Empire Holdings,
Inc. 7.63%
(a)
05/01/2027 52,101
90,000 Boeing Co. (The) 2.95% 02/01/2030 72,465
50,000 Boyne USA, Inc. 4.75%
(a)
05/15/2029 41,958
225,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 152,248
100,000 Brooklyn Union Gas
Co. (The) 4.49%
(a)
03/04/2049 75,467
90,000 Builders FirstSource,
Inc. 5.00%
(a)
03/01/2030 76,633
20,000 Builders FirstSource,
Inc. 6.38%
(a)
06/15/2032 17,813
30,000 Callon Petroleum Co. 7.50%
(a)
06/15/2030 26,324
50,000 Calpine Corp. 5.13%
(a)
03/15/2028 43,047
85,000 Carnival Corp. 5.75%
(a)
03/01/2027 59,736
50,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 45,207
50,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 39,021
50,000 Cengage Learning, Inc. 9.50%
(a)
06/15/2024 46,932
160,000 Charter
Communications
Operating LLC 4.91% 07/23/2025 156,166
90,000 Chord Energy Corp. 6.38%
(a)
06/01/2026 85,939
40,000 CHS/Community
Health Systems, Inc. 6.00%
(a)
01/15/2029 29,490
140,000 Citigroup, Inc. (Secured
Overnight Financing
Rate + 1.35%) 3.06% 01/25/2033 110,411
25,000 Clear Channel Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 18,918
60,000 CNX Resources Corp. 6.00%
(a)
01/15/2029 54,887
20,000 CNX Resources Corp. 7.38%
(a)
01/15/2031 19,605
85,000 Comcast Corp. 3.40% 04/01/2030 74,857
50,000 CommScope, Inc. 6.00%
(a)
03/01/2026 46,115
90,000 Constellation Brands,
Inc. 3.15% 08/01/2029 77,440
65,000 Coty, Inc. 5.00%
(a)
04/15/2026 59,258
25,000 Credit Acceptance
Corp. 6.63% 03/15/2026 23,221
85,000 Crown Castle, Inc. 3.65% 09/01/2027 77,050
100,000 CSX Corp. 3.80% 11/01/2046 76,585
130,000 CVS Health Corp. 5.05% 03/25/2048 114,790
100,000 Dick's Sporting Goods,
Inc. 3.15% 01/15/2032 76,309
110,000 Discover Financial
Services 4.10% 02/09/2027 101,288
160,000 Dollar Tree, Inc. 4.00% 05/15/2025 155,202
40,000 DTE Energy Co. 4.22%
(b)
11/01/2024 39,267
30,000 Duke Energy Carolinas
LLC 3.55% 03/15/2052 21,930
50,000 Duke Energy Corp. 4.30% 03/15/2028 47,131
75,000 Elevance Health, Inc. 2.38% 01/15/2025 70,856
25,000 Elevance Health, Inc. 4.55% 05/15/2052 21,167
75,000 Energy Transfer LP 4.75% 01/15/2026 72,346
25,000 Entergy Louisiana LLC 4.75% 09/15/2052 21,817
40,000 EQM Midstream
Partners LP 6.50%
(a)
07/01/2027 37,022
90,000 Essential Utilities, Inc. 2.70% 04/15/2030 73,805

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
100,000 EverArc Escrow Sarl 5.00%
(a)
10/30/2029 80,930
25,000 Exelon Corp. 4.10%
(a)
03/15/2052 19,359
75,000 Expedia Group, Inc. 5.00% 02/15/2026 73,834
100,000 Expedia Group, Inc. 3.25% 02/15/2030 81,233
65,000 Ferrellgas LP 5.38%
(a)
04/01/2026 57,275
35,000 Fertitta Entertainment
LLC 6.75%
(a)
01/15/2030 26,666
60,000 Frontier
Communications
Holdings LLC 5.88%
(a)
10/15/2027 53,911
100,000 General Motors
Financial Co., Inc. 2.40% 10/15/2028 79,124
40,000 Global Payments, Inc. 4.95% 08/15/2027 38,171
165,000 Goldman Sachs Group,
Inc. (The) (Secured
Overnight Financing
Rate + 0.82%) 3.81% 09/10/2027 157,437
70,000 Griffon Corp. 5.75% 03/01/2028 60,293
40,000 Gulfport Energy Corp. 8.00% 05/17/2026 39,859
50,000 Gulfport Energy Corp. 8.00%
(a)
05/17/2026 49,823
75,000 HCA, Inc. 4.13% 06/15/2029 65,874
90,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 77,378
55,000 Hilcorp Energy I LP 5.75%
(a)
02/01/2029 48,197
100,000 Invitation Homes
Operating
Partnership LP 2.70% 01/15/2034 70,701
40,000 JPMorgan Chase & Co.
(Secured Overnight
Financing Rate +
1.99%) 4.85% 07/25/2028 38,448
175,000 JPMorgan Chase & Co.
(Secured Overnight
Financing Rate +
1.26%) 2.96% 01/25/2033 137,774
75,000 Kinder Morgan Energy
Partners LP 6.95% 01/15/2038 74,763
50,000 Lions Gate Capital
Holdings LLC 5.50%
(a)
04/15/2029 37,348
25,000 Lowe's Cos., Inc. 5.63% 04/15/2053 23,179
85,000 Marriott International,
Inc. 3.13% 06/15/2026 78,510
85,000 McDonald's Corp. 3.60% 07/01/2030 76,569
100,000 Medline Borrower LP 5.25%
(a)
10/01/2029 75,693
40,000 Metis Merger Sub LLC 6.50%
(a)
05/15/2029 31,257
30,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 21,123
50,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 41,265
70,000 ModivCare Escrow
Issuer, Inc. 5.00%
(a)
10/01/2029 57,013
105,000 Monongahela Power
Co. 5.40%
(a)
12/15/2043 96,054
185,000 Morgan Stanley
(Secured Overnight
Financing Rate +
1.36%) 2.48% 09/16/2036 132,837
70,000 Nationstar Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 51,464
85,000 NetApp, Inc. 1.88% 06/22/2025 77,716
35,000 NextEra Energy Capital
Holdings, Inc. 4.26% 09/01/2024 34,521
50,000 NRG Energy, Inc. 3.63%
(a)
02/15/2031 39,107
80,000 NuStar Logistics LP 6.00% 06/01/2026 73,400
40,000 OneMain Finance Corp. 6.88% 03/15/2025 37,660
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
100,000 Oracle Corp. 3.60% 04/01/2050 62,762
65,000 Owens & Minor, Inc. 6.63%
(a)
04/01/2030 57,363
100,000 Owens Corning 4.40% 01/30/2048 74,566
100,000 Pacific Gas and Electric
Co. 2.50% 02/01/2031 72,888
100,000 Packaging Corp. of
America 3.00% 12/15/2029 84,589
50,000 Park Intermediate
Holdings LLC 4.88%
(a)
05/15/2029 40,578
45,000 Parker-Hannifin Corp. 4.25% 09/15/2027 42,932
90,000 Penn Entertainment,
Inc. 5.63%
(a)
01/15/2027 79,752
75,000 Penske Truck Leasing
Co. LP 4.20%
(a)
04/01/2027 69,872
100,000 Performance Food
Group, Inc. 5.50%
(a)
10/15/2027 91,120
70,000 PG&E Corp. 5.00% 07/01/2028 60,366
55,000 Pike Corp. 5.50%
(a)
09/01/2028 44,620
50,000 Pioneer Natural
Resources Co. 1.90% 08/15/2030 38,301
50,000 Post Holdings, Inc. 5.50%
(a)
12/15/2029 43,301
90,000 Prudential Financial,
Inc. 3.91% 12/07/2047 68,668
30,000 Qorvo, Inc. 1.75%
(a)
12/15/2024 27,746
100,000 Quanta Services, Inc. 2.35% 01/15/2032 73,713
100,000 Raytheon Technologies
Corp. 3.03% 03/15/2052 65,530
30,000 Realogy Group LLC 5.75%
(a)
01/15/2029 21,676
50,000 Roller Bearing Co. of
America, Inc. 4.38%
(a)
10/15/2029 42,237
100,000 Royalty Pharma plc 3.30% 09/02/2040 67,309
75,000 Sabine Pass
Liquefaction LLC 5.00% 03/15/2027 72,049
140,000 Santander Holdings
USA, Inc. 3.40% 01/18/2023 139,434
90,000 Santander Holdings
USA, Inc. (Secured
Overnight Financing
Rate + 1.25%) 2.49% 01/06/2028 75,168
90,000 Scripps Escrow, Inc. 5.88%
(a)
07/15/2027 78,472
40,000 Sirius XM Radio, Inc. 5.50%
(a)
07/01/2029 36,064
150,000 Smithfield Foods, Inc. 4.25%
(a)
02/01/2027 139,172
90,000 Southern Co. (The) (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.92%) 3.75% 09/15/2051 73,205
30,000 SRS Distribution, Inc. 6.13%
(a)
07/01/2029 24,153
25,000 Staples, Inc. 7.50%
(a)
04/15/2026 21,026
50,000 Suburban Propane
Partners LP 5.00%
(a)
06/01/2031 41,101
175,000 Synchrony Financial 2.88% 10/28/2031 124,599
75,000 Sysco Corp. 5.95% 04/01/2030 76,035
50,000 Tenet Healthcare Corp. 6.13%
(a)
10/01/2028 43,885
40,000 Tenet Healthcare Corp. 6.13%
(a)
06/15/2030 36,745
30,000 TransDigm, Inc. 5.50% 11/15/2027 26,159
40,000 Uber Technologies, Inc. 7.50%
(a)
09/15/2027 39,261
50,000 United Airlines, Inc. 4.63%
(a)
04/15/2029 41,498
15,000 UnitedHealth Group,
Inc. 4.95% 05/15/2062 13,412
50,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 47,828
75,000 US Foods, Inc. 4.75%
(a)
02/15/2029 64,357

Annual Report
|
September 30, 2022

The accompanying notes are an integral part of these financial statements.
September 30, 2022
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
75,000 Verizon
Communications,
Inc. (3 Month LIBOR
USD + 1.10%) 4.01% 05/15/2025 75,428
50,000 Verizon
Communications,
Inc. 3.88% 03/01/2052 37,333
100,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 76,461
85,000 Warnermedia
Holdings, Inc. 3.76%
(a)
03/15/2027 76,156
65,000 WASH Multifamily
Acquisition, Inc. 5.75%
(a)
04/15/2026 60,002
40,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 34,926
30,000 Wells Fargo & Co.
(Secured Overnight
Financing Rate +
1.98%) 4.81% 07/25/2028 28,643
100,000 Wells Fargo & Co. 4.65% 11/04/2044 79,735
95,000 Welltower, Inc. 2.05% 01/15/2029 76,412
175,000 Western Union Co.
(The) 2.75% 03/15/2031 131,997
75,000 Willis North America,
Inc. 4.50% 09/15/2028 69,647
25,000 WR Grace Holdings LLC 5.63%
(a)
08/15/2029 18,813
75,000 WRKCo, Inc. 3.75% 03/15/2025 72,322
Total US Corporate Bonds
(Cost $10,552,337) 9,445,367
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 16.9%
FHLMC UMBS ,
978,117 Pool SD8221 3.50% 06/01/2052 882,637
FNMA UMBS ,
2,247,811 Pool FS1472 3.50% 11/01/2050 2,046,732
2,930,130 Pool MA4600 3.50% 05/01/2052 2,643,729
1,966,382 Pool MA4624 3.00% 06/01/2052 1,717,278
613,862 Pool MA4655 4.00% 07/01/2052 570,842
Total US Government and Agency Mortgage
Backed Obligations
(Cost $8,559,397) 7,861,218
US GOVERNMENT AND AGENCY OBLIGATIONS 23.0%
2,400,000 U.S. Treasury Bonds 3.25% 05/15/2042 2,130,750
3,250,000 U.S. Treasury Bonds 3.00% 08/15/2052 2,805,664
1,900,000 U.S. Treasury Notes 2.75% 07/31/2027 1,789,414
1,300,000 U.S. Treasury Notes 2.63% 07/31/2029 1,194,883
3,050,000 U.S. Treasury Notes 2.75% 08/15/2032 2,789,320
Total US Government and Agency Obligations
(Cost $11,446,227) 10,710,031
SHORT TERM INVESTMENTS 1.9%
440,559 JPMorgan U.S.
Government Money
Market Fund - Class
IM 2.72%
(e)
440,559
440,559 Morgan Stanley
Institutional
Liquidity Funds
Government Portfolio
- Institutional Share
Class 2.80%
(e)
440,559
Total Short Term Investments
(Cost $881,118) 881,118
Total Investments 99.4%
(Cost $49,892,456) 46,312,563
Other Assets in Excess of Liabilities 0.6% 259,072
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
NET ASSETS 100.0% $46,571,635
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations 23.0%
US Government and Agency Mortgage Backed Obligations 16.9%
Asset Backed Obligations 14.3%
Non-Agency Residential Collateralized Mortgage Obligations 10.3%
Non-Agency Commercial Mortgage Backed Obligations 10.2%
Banking 3.8%
Short Term Investments 1.9%
Technology 1.5%
Electric 1.2%
Food and Beverage 1.2%
Healthcare 1.2%
Midstream 1.0%
Consumer Cyclical Services 0.9%
Independent 0.9%
Retailers 0.8%
Cable Satellite 0.8%
Media Entertainment 0.6%
Finance Companies 0.6%
Building Materials 0.6%
Wirelines 0.6%
Life 0.5%
Pharmaceuticals 0.4%
Diversified Manufacturing 0.4%
Leisure 0.4%
Aerospace & Defense 0.4%
Paper 0.3%
P&C 0.3%
Transportation Services 0.3%
Metals and Mining 0.2%
Gaming 0.3%
Other Industrial 0.2%
Airlines 0.2%
Health Insurance 0.2%
Restaurants 0.2%
Chemicals 0.2%
Automotive 0.2%
Lodging 0.2%
Wireless 0.2%
Railroads 0.2%
Healthcare REITs 0.2%
Natural Gas 0.2%
Other Financial 0.2%
Other Utility 0.2%
Apartment REITs 0.2%
Office REITs 0.2%
Tobacco 0.1%
Integrated 0.1%
Consumer Products 0.1%
Refining 0.1%
Other REITs 0.1%
Oil Field Services 0.1%
Other Assets and Liabilities 0.6%
100.0%

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.
(c) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d) Interest only security
(e) Seven-day yield as of period end
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
LIBOR London Interbank Offered Rate
UMBS Uniform Mortgage Backed Securities

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
September 30, 2022
Annual Report
|
September 30, 2022

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.4%
AUTO COMPONENTS 0.3%
3,021 Aptiv plc
(a)
236,272
2,599 BorgWarner, Inc. 81,609
317,881
AUTOMOBILES 6.3%
43,690 Ford Motor Co. 489,328
16,152 General Motors Co. 518,318
26,726 Tesla, Inc.
(a)
7,089,071
8,096,717
BANKS 8.6%
69,261 Bank of America Corp. 2,091,682
19,164 Citigroup, Inc. 798,564
4,947 Citizens Financial Group, Inc. 169,979
1,291 Comerica, Inc. 91,790
6,793 Fifth Third Bancorp 217,104
1,798 First Republic Bank 234,729
14,292 Huntington Bancshares, Inc. 188,369
29,102 JPMorgan Chase & Co. 3,041,159
9,223 KeyCorp 147,752
1,756 M&T Bank Corp. 309,618
4,064 PNC Financial Services Group, Inc. (The) 607,243
9,221 Regions Financial Corp. 185,066
635 Signature Bank 95,885
612 SVB Financial Group
(a)
205,497
13,169 Truist Financial Corp. 573,378
13,401 US Bancorp 540,328
37,643 Wells Fargo & Co. 1,514,002
1,474 Zions Bancorp NA 74,968
11,087,113
CAPITAL MARKETS 6.9%
1,095 Ameriprise Financial, Inc. 275,885
7,262 Bank of New York Mellon Corp. (The) 279,732
1,478 BlackRock, Inc. 813,314
1,083 Cboe Global Markets, Inc. 127,112
15,115 Charles Schwab Corp. (The) 1,086,315
3,561 CME Group, Inc. 630,760
356 FactSet Research Systems, Inc. 142,439
2,782 Franklin Resources, Inc. 59,869
3,386 Goldman Sachs Group, Inc. (The) 992,267
5,504 Intercontinental Exchange, Inc. 497,286
4,520 Invesco Ltd. 61,924
354 MarketAxess Holdings, Inc. 78,761
1,587 Moody's Corp. 385,816
13,228 Morgan Stanley 1,045,144
803 MSCI, Inc. 338,697
3,371 Nasdaq, Inc. 191,068
2,076 Northern Trust Corp. 177,623
1,931 Raymond James Financial, Inc. 190,821
3,379 S&P Global, Inc. 1,031,778
3,665 State Street Corp. 222,869
2,252 T Rowe Price Group, Inc. 236,483
8,865,963
COMMUNICATIONS EQUIPMENT 0.8%
1,003 Arista Networks, Inc.
(a)
113,229
17,204 Cisco Systems, Inc. 688,160
277 F5, Inc.
(a)
40,090
1,318 Juniper Networks, Inc. 34,426
672 Motorola Solutions, Inc. 150,508
1,026,413
SHARES SECURITY DESCRIPTION VALUE $
CONSUMER FINANCE 1.2%
5,952 American Express Co. 802,984
3,844 Capital One Financial Corp. 354,301
2,731 Discover Financial Services 248,303
4,809 Synchrony Financial 135,566
1,541,154
DISTRIBUTORS 0.4%
1,573 Genuine Parts Co. 234,880
2,881 LKQ Corp. 135,839
456 Pool Corp. 145,104
515,823
DIVERSIFIED FINANCIAL SERVICES 3.7%
17,884 Berkshire Hathaway, Inc. - Class B
(a)
4,775,386
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.6%
2,448 Amphenol Corp. - Class A 163,918
531 CDW Corp. 82,879
3,185 Corning, Inc. 92,429
770 Keysight Technologies, Inc.
(a)
121,167
1,315 TE Connectivity Ltd. (Switzerland) 145,123
181 Teledyne Technologies, Inc.
(a)
61,082
1,008 Trimble, Inc.
(a)
54,704
194 Zebra Technologies Corp. - Class A
(a)
50,830
772,132
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 22.1%
2,133 Agree Realty Corp. 144,148
4,039 Alexandria Real Estate Equities, Inc. 566,227
8,197 American Homes 4 Rent - Class A 268,944
12,598 American Tower Corp. 2,704,791
7,294 Americold Realty Trust, Inc. 179,432
4,190 Apartment Income REIT Corp. 161,818
3,829 AvalonBay Communities, Inc. 705,264
3,878 Boston Properties, Inc. 290,734
8,175 Brixmor Property Group, Inc. 150,992
2,897 Camden Property Trust 346,047
3,060 Corporate Office Properties Trust 71,084
4,150 Cousins Properties, Inc. 96,903
11,755 Crown Castle, Inc. 1,699,185
6,109 CubeSmart 244,727
7,764 Digital Realty Trust, Inc. 770,034
4,816 Douglas Emmett, Inc. 86,351
10,490 Duke Realty Corp. 505,618
1,166 EastGroup Properties, Inc. 168,300
2,457 Equinix, Inc. 1,397,640
3,029 Equity Commonwealth 73,786
4,711 Equity LifeStyle Properties, Inc. 296,039
9,174 Equity Residential 616,676
1,766 Essex Property Trust, Inc. 427,778
3,656 Extra Space Storage, Inc. 631,428
1,963 Federal Realty Investment Trust 176,906
3,572 First Industrial Realty Trust, Inc. 160,061
6,921 Gaming and Leisure Properties, Inc. 306,185
10,318 Healthcare Realty Trust, Inc. 215,130
14,675 Healthpeak Properties, Inc. 336,351
2,879 Highwoods Properties, Inc. 77,618
19,453 Host Hotels & Resorts, Inc. 308,914
15,734 Invitation Homes, Inc. 531,337
7,889 Iron Mountain, Inc. 346,879
2,727 JBG SMITH Properties 50,668
2,874 Kilroy Realty Corp. 121,024
16,783 Kimco Realty Corp. 308,975
2,388 Lamar Advertising Co. - Class A 196,986
2,281 Life Storage, Inc. 252,644

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
7,576 LXP Industrial Trust 69,396
16,307 Medical Properties Trust, Inc. 193,401
3,107 Mid-America Apartment Communities, Inc. 481,803
1,242 National Health Investors, Inc. 70,210
4,821 National Retail Properties, Inc. 192,165
2,293 National Storage Affiliates Trust 95,343
6,313 Omega Healthcare Investors, Inc. 186,170
6,133 Physicians Realty Trust 92,240
2,209 PotlatchDeltic Corp. 90,657
20,164 Prologis, Inc. 2,048,662
4,309 Public Storage 1,261,718
4,008 Rayonier, Inc. 120,120
16,734 Realty Income Corp. 973,919
4,182 Regency Centers Corp. 225,201
4,658 Rexford Industrial Realty, Inc. 242,216
6,268 Sabra Health Care REIT, Inc. 82,236
2,919 SBA Communications Corp. 830,893
8,978 Simon Property Group, Inc. 805,776
1,770 SL Green Realty Corp. 71,083
3,698 Spirit Realty Capital, Inc. 133,720
4,874 STAG Industrial, Inc. 138,568
7,129 STORE Capital Corp. 223,352
3,362 Sun Communities, Inc. 454,979
8,248 UDR, Inc. 344,024
10,838 Ventas, Inc. 435,362
26,088 VICI Properties, Inc. 778,727
4,379 Vornado Realty Trust 101,418
12,582 Welltower, Inc. 809,274
20,133 Weyerhaeuser Co. 574,998
5,631 WP Carey, Inc. 393,044
28,514,299
HOTELS, RESTAURANTS & LEISURE 4.6%
458 Booking Holdings, Inc.
(a)
752,590
2,405 Caesars Entertainment, Inc.
(a)
77,585
10,982 Carnival Corp.
(a)
77,203
311 Chipotle Mexican Grill, Inc.
(a)
467,358
1,321 Darden Restaurants, Inc. 166,869
366 Domino's Pizza, Inc. 113,533
1,659 Expedia Group, Inc.
(a)
155,432
3,049 Hilton Worldwide Holdings, Inc. 367,770
3,659 Las Vegas Sands Corp.
(a)
137,286
3,061 Marriott International, Inc. - Class A 428,969
6,425 McDonald's Corp. 1,482,505
3,585 MGM Resorts International 106,546
4,699 Norwegian Cruise Line Holdings Ltd.
(a)
53,381
2,437 Royal Caribbean Cruises Ltd.
(a)
92,362
12,602 Starbucks Corp. 1,061,845
1,136 Wynn Resorts Ltd.
(a)
71,602
3,100 Yum! Brands, Inc. 329,654
5,942,490
HOUSEHOLD DURABLES 0.7%
3,507 DR Horton, Inc. 236,196
1,730 Garmin Ltd. 138,936
2,850 Lennar Corp. - Class A 212,468
607 Mohawk Industries, Inc.
(a)
55,352
4,181 Newell Brands, Inc. 58,074
20 NVR, Inc.
(a)
79,742
2,560 PulteGroup, Inc. 96,000
618 Whirlpool Corp. 83,313
960,081
INSURANCE 5.1%
5,673 Aflac, Inc. 318,823
2,700 Allstate Corp. (The) 336,231
SHARES SECURITY DESCRIPTION VALUE $
7,560 American International Group, Inc. 358,949
2,091 Aon plc - Class A 560,116
2,085 Arthur J Gallagher & Co. 356,994
510 Assurant, Inc. 74,088
2,297 Brown & Brown, Inc. 138,922
4,159 Chubb Ltd. 756,439
1,592 Cincinnati Financial Corp. 142,595
364 Everest Re Group Ltd. 95,528
924 Globe Life, Inc. 92,123
3,210 Hartford Financial Services Group, Inc. (The) 198,827
1,572 Lincoln National Corp. 69,026
1,964 Loews Corp. 97,886
4,961 Marsh & McLennan Cos., Inc. 740,628
6,618 MetLife, Inc. 402,242
2,279 Principal Financial Group, Inc. 164,430
5,788 Progressive Corp. (The) 672,623
3,696 Prudential Financial, Inc. 317,043
2,375 Travelers Cos., Inc. (The) 363,850
2,052 W R Berkley Corp. 132,518
1,107 Willis Towers Watson plc 222,441
6,612,322
INTERNET & DIRECT MARKETING RETAIL 6.0%
64,567 Amazon.com, Inc.
(a)
7,296,071
6,088 eBay, Inc. 224,099
1,429 Etsy, Inc.
(a)
143,086
7,663,256
IT SERVICES 4.2%
2,615 Accenture plc - Class A 672,839
653 Akamai Technologies, Inc.
(a)
52,449
1,742 Automatic Data Processing, Inc. 394,023
484 Broadridge Financial Solutions, Inc. 69,851
2,136 Cognizant Technology Solutions Corp. - Class A 122,692
962 DXC Technology Co.
(a)
23,550
207 EPAM Systems, Inc.
(a)
74,973
2,544 Fidelity National Information Services, Inc. 192,250
2,622 Fiserv, Inc.
(a)
245,341
317 FleetCor Technologies, Inc.
(a)
55,846
325 Gartner, Inc.
(a)
89,924
1,144 Global Payments, Inc. 123,609
3,721 International Business Machines Corp. 442,092
310 Jack Henry & Associates, Inc. 56,504
3,547 Mastercard, Inc. - Class A 1,008,554
1,313 Paychex, Inc. 147,332
4,850 PayPal Holdings, Inc.
(a)
417,440
363 VeriSign, Inc.
(a)
63,053
6,776 Visa, Inc. - Class A 1,203,756
5,456,078
LEISURE PRODUCTS 0.1%
1,441 Hasbro, Inc. 97,152
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.5%
14,132 AGNC Investment Corp. 118,991
11,704 Annaly Capital Management, Inc. 200,841
4,641 Blackstone Mortgage Trust, Inc. - Class A 108,321
12,700 Rithm Capital Corp. 92,964
8,374 Starwood Property Trust, Inc. 152,574
673,691
MULTILINE RETAIL 1.3%
2,462 Dollar General Corp. 590,535
2,290 Dollar Tree, Inc.
(a)
311,669
5,120 Target Corp. 759,757
1,661,961

Annual Report
|
September 30, 2022

The accompanying notes are an integral part of these financial statements.
September 30, 2022
SHARES SECURITY DESCRIPTION VALUE $
PROFESSIONAL SERVICES 0.6%
10,761 CoStar Group, Inc.
(a)
749,504
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.8%
8,728 CBRE Group, Inc. - Class A
(a)
589,227
975 Howard Hughes Corp. (The)
(a)
54,005
1,299 Jones Lang LaSalle, Inc.
(a)
196,240
13,673 Opendoor Technologies, Inc.
(a)
42,523
1,615 Zillow Group, Inc. - Class A
(a)
46,237
4,527 Zillow Group, Inc. - Class C
(a)
129,518
1,057,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
6,795 Advanced Micro Devices, Inc.
(a)
430,531
2,134 Analog Devices, Inc. 297,351
3,677 Applied Materials, Inc. 301,257
1,658 Broadcom, Inc. 736,169
598 Enphase Energy, Inc.
(a)
165,927
17,207 Intel Corp. 443,424
616 KLA Corp. 186,420
602 Lam Research Corp. 220,332
2,288 Microchip Technology, Inc. 139,637
4,649 Micron Technology, Inc. 232,915
176 Monolithic Power Systems, Inc. 63,958
10,615 NVIDIA Corp. 1,288,555
1,110 NXP Semiconductors NV (China) 163,736
1,800 ON Semiconductor Corp.
(a)
112,194
453 Qorvo, Inc.
(a)
35,973
4,694 QUALCOMM, Inc. 530,328
661 Skyworks Solutions, Inc. 56,363
204 SolarEdge Technologies, Inc.
(a)
47,218
651 Teradyne, Inc. 48,923
3,823 Texas Instruments, Inc. 591,724
6,092,935
SOFTWARE 8.3%
1,951 Adobe, Inc.
(a)
536,915
347 ANSYS, Inc.
(a)
76,930
933 Autodesk, Inc.
(a)
174,284
1,137 Cadence Design Systems, Inc.
(a)
185,820
642 Ceridian HCM Holding, Inc.
(a)
35,875
2,737 Fortinet, Inc.
(a)
134,469
1,164 Intuit, Inc. 450,840
31,121 Microsoft Corp. 7,248,081
2,434 NortonLifeLock, Inc. 49,021
6,308 Oracle Corp. 385,230
186 Paycom Software, Inc.
(a)
61,378
456 PTC, Inc.
(a)
47,698
457 Roper Technologies, Inc. 164,355
SHARES SECURITY DESCRIPTION VALUE $
4,175 Salesforce, Inc.
(a)
600,532
829 ServiceNow, Inc.
(a)
313,039
641 Synopsys, Inc.
(a)
195,832
168 Tyler Technologies, Inc.
(a)
58,380
10,718,679
SPECIALTY RETAIL 4.5%
658 Advance Auto Parts, Inc. 102,872
192 AutoZone, Inc.
(a)
411,250
2,548 Bath & Body Works, Inc. 83,065
2,229 Best Buy Co., Inc. 141,185
1,767 CarMax, Inc.
(a)
116,657
5,604 Home Depot, Inc. (The) 1,546,368
7,050 Lowe's Cos., Inc. 1,324,060
679 O'Reilly Automotive, Inc.
(a)
477,575
3,872 Ross Stores, Inc. 326,293
12,899 TJX Cos., Inc. (The) 801,286
1,241 Tractor Supply Co. 230,677
599 Ulta Beauty, Inc.
(a)
240,313
5,801,601
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 6.0%
53,591 Apple, Inc. 7,406,276
5,431 Hewlett Packard Enterprise Co. 65,063
3,824 HP, Inc. 95,294
935 NetApp, Inc. 57,830
812 Seagate Technology Holdings plc 43,223
1,304 Western Digital Corp.
(a)
42,445
7,710,131
TEXTILES, APPAREL & LUXURY GOODS 1.1%
14,004 NIKE, Inc. - Class B 1,164,013
479 Ralph Lauren Corp. 40,682
2,766 Tapestry, Inc. 78,637
3,676 VF Corp. 109,949
1,393,281
Total Common Stocks
(Cost $138,099,375) 128,103,793
SHORT TERM INVESTMENTS 0.3%
185,247 JPMorgan U.S. Government Money
Market Fund - Class IM 2.72%
(b)
185,247
185,247 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 2.80%
(b)
185,247
Total Short Term Investments
(Cost $370,494) 370,494
Total Investments 99.7%
(Cost $138,469,869) 128,474,287
Other Assets in Excess of Liabilities 0.3% 424,981
NET ASSETS 100.0% $128,899,268
(a) Non-income producing security
(b) Seven-day yield as of period end

Statements of Assets and Liabilities

DoubleLine ETF Trust
September 30, 2022
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
ASSETS
Investments in Unaffiliated Securities, at Value* $ 45,431,445 $ 128,103,793
Short Term Investments* 881,118 370,494
Interest and Dividends Receivable 278,690 102,526
Receivable for Investments Sold 5,007 51,896
Receivable for Fund Shares Sold — 44,470,898
Total Assets 46,596,260 173,099,607
LIABILITIES
Management Fees Payable 19,625 41,609
Payable for Investments Purchased 5,000 44,158,217
Due to Custodian — 513
Total Liabilities 24,625 44,200,339
Net Assets $ 46,571,635 $ 128,899,268
NET ASSETS CONSISTS OF:
Paid-In Capital $ 50,486,307 $ 146,613,825
Total Distributable Earnings (Loss) (See Note 8) (3,914,672) (17,714,557)
Net Assets $ 46,571,635 $ 128,899,268
*Identified Cost:
Investments in Unaffiliated Securities $ 49,011,338 $ 138,099,375
Short Term Investments $ 881,118 $ 370,494
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares authorized $ 0.001 par value) 1,021,000 6,442,000
Net Asset Value Per Share $ 45.61 $ 20.01

Annual Report
|
September 30, 2022

Statements of Operations
The accompanying notes are an integral part of these financial statements.
For the Period Ended September 30, 2022
DoubleLine
Opportunistic Bond
ETF
(a)
DoubleLine Shiller
CAPE® U.S. Equities
ETF
(a)
INVESTMENT INCOME
Income:
Interest $ 859,659 $ —
Dividends from Unaffiliated Securities 9,244 574,631
Foreign taxes withheld — (172)
Total Investment Income 868,903 574,459
Expenses:
Management Fees 110,915 189,584
Total Expenses 110,915 189,584
Net Investment Income (Loss) 757,988 384,875
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities (461,265) (7,948,085)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities (3,579,893) (9,995,582)
Net Realized and Unrealized Gain (Loss) on Investments (4,041,158) (17,943,667)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ (3,283,170) $ (17,558,792)
(a)
Commenced operations on March 31, 2022 .

Statements of Changes in Net Assets

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
Period Ended
September 30,
2022
(a)
Period Ended
September 30,
2022
(a)
OPERATIONS
Net Investment Income (Loss) $ 757,988 $ 384,875
Net Realized Gain (Loss) on Investments (461,265) (7,948,085)
Net Change in Unrealized Appreciation (Depreciation) on Investments (3,579,893) (9,995,582)
Net Increase (Decrease) in Net Assets Resulting from Operations (3,283,170) (17,558,792)
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (631,502) (155,765)
Total Distributions to Shareholders (631,502) (155,765)
NET SHARE TRANSACTIONS
(b)
Proceeds from Shares Issued 50,486,307 193,674,921
Cost of  Shares Redeemed — (47,061,096)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 50,486,307 146,613,825
Total Increase (Decrease) in Net Assets $ 46,571,635 $ 128,899,268
NET ASSETS
Beginning of Period $ — $ —
End of Period $ 46,571,635 $ 128,899,268
SHARE TRANSACTIONS
Beginning of  Period — —
Shares Issued 1,021,000 2,482,000
Shares Issued In-Kind — 6,280,000
Shares Redeemed — (2,320,000)
Shares Outstanding, End of  Period 1,021,000 6,442,000
(a)
Commenced operations on March 31, 2022.
(b)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Annual Report
|
September 30, 2022

Financial Highlights
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic Bond
ETF
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.82
Net Gain (Loss) on Investments (Realized and Unrealized) (4.59)
Total from Investment Operations (3.77)
Less Distributions:
Distributions from Net Investment Income (0.62)
Total Distributions (0.62)
Net Asset Value, End of Period $ 45.61
Total Return
(c)
(7.60)%
Supplemental Data:
Net Assets, End of Period (000's) $ 46,572
Ratios to Average Net Assets:
Expenses
(d)
0.50%
Net Investment Income (Loss)
(d)
3.38%
Portfolio Turnover Rate
(c)
183%
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Shiller
CAPE® U.S. Equities
ETF
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.14
Net Gain (Loss) on Investments (Realized and Unrealized) (5.07)
Total from Investment Operations (4.93)
Less Distributions:
Distributions from Net Investment Income (0.06)
Total Distributions (0.06)
Net Asset Value, End of Period $ 20.01
Total Return
(c)
(19.72)%
Supplemental Data:
Net Assets, End of Period (000's) $ 128,899
Ratios to Average Net Assets:
Expenses
(d)
0.65%
Net Investment Income (Loss)
(d)
1.30%
Portfolio Turnover Rate
(c)(e)
175%
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Annual Report
|
September 30, 2022

Notes to Financial Statements
September 30, 2022
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of September 30, 2022, the Trust consists of two series, DoubleLine Opportunistic Bond ETF (the “Opportunistic Bond ETF”) and DoubleLine Shiller CAPE
®
U.S. Equities
ETF (the “Equities ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is managed by DoubleLine ETF Adviser LP (the
"Adviser"), which is registered as an investment adviser with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.  The Funds commenced operations on March 31, 2022.
The Funds are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The
DoubleLine Opportunistic Bond ETF’s investment objective is to seek to maximize current income and total return. The DoubleLine
Shiller CAPE
®
U.S. Equities ETF’s investment objective is to seek total return which exceeds the total return of the S&P 500 Index.
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended September 30, 2022 (the "period end").
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
B. Federal Income Taxes.  Each Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the period end. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Florida and the State of Delaware. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinated notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond's cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are
The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of September 30,
2022:
Category
DoubleLine Opportunistic
Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
Investments in Securities
Level 1
Common Stocks $ — $ 128,103,793
Money Market Funds 881,118 370,494
Total Level 1 881,118 128,474,287
Level 2
US Government and Agency Obligations 10,710,031 —
US Corporate Bonds 9,445,367 —
US Government and Agency Mortgage Backed
Obligations 7,861,218 —
Asset Backed Obligations 6,653,540 —
Non-Agency Residential Collateralized Mortgage
Obligations 4,814,313 —
Non-Agency Commercial Mortgage Backed
Obligations 4,735,394 —
Foreign Corporate Bonds 1,211,582 —
Total Level 2 45,431,445 —
Level 3 — —
Total $ 46,312,563 $ 128,474,287
See the Schedules of Investments for further disaggregation of investment categories.

September 30, 2022
Annual Report
|
September 30, 2022

recorded as components of interest income on the Statements of Operations. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income on the Statements of Operations.
D. Dividends and Distributions to Shareholders. The Opportunistic Bond ETF will distribute dividends of net investment income at least monthly and the Equities ETF will distribute dividends of net investment income at least quarterly. Each Fund will distribute net realized short-term capital gains and net realized long-term capital gains, if any, at least annually.  Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed
(accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Funds’ NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
G. Guarantees and Indemnifications. Under the Trust's organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
3. Related Party Transactions
The Trust and the Adviser entered into an Investment Management Agreement, under the terms of which the Adviser manages the investment of the assets of the applicable Fund, places orders for the purchase and sale of its portfolio securities, and is responsible for providing resources to assist with the day-to-day management of the Trust's business affairs. As compensation for its services, the
Adviser is entitled to a monthly fee at the annual rates of the average daily net assets of the Funds in the following table.
4. Distribution Fees
Foreside Fund Services, LLC serves as the Funds’ Distributor. The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), however the Plan has yet to be implemented or commence operations.
Under the Plan, each Fund would be authorized to pay distribution fees to the Distributor, who in turn would be permitted to pay other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider were to provide such services, the Funds would be permitted to pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to the terms of the Plan and Rule 12b-1 under the 1940 Act. Because the Plan has not been implemented or commenced operations, no distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event the
Plan is ever implemented and commences operations and Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
Management Fee
DoubleLine Opportunistic Bond ETF 0.50%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65%

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
5. Administrator, Transfer Agent, Custodian and Distributor
JPMorgan Chase Bank, N.A., provides fund accounting, fund administrative and transfer agency services to the Funds pursuant to a master services agreement between the Funds and Fund Services. JPMorgan Chase Bank, N.A., serves as the Funds’ Custodian pursuant to a Custody Agreement. Foreside Fund Services, LLC, serves as the Funds’ distributor pursuant to a Distribution Agreement.
6. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or “ETFs.” The Funds will only issue or redeem shares aggregated into blocks of 20,000 shares
(in the case of the DoubleLine Opportunistic Bond ETF) and 40,000 shares (in the case of the DoubleLine Shiller CAPE
®
U.S. Equities
ETF) or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with Foreside Fund
Services, LLC as the Funds’ distributor (the “Distributor”). An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC), or (2) a participant of DTC, and, in each case, must have executed an agreement with the distributor with respect to creations and redemptions of Creation
Units. The Funds will issue or redeem Creation Units in return for a basket of securities and/or cash (including any portion of such securities for which cash may be substituted) that the Funds specify each day. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. In the case of the DoubleLine Shiller CAPE
®
U.S. Equities ETF, Authorized Participants transact with the Fund through another broker-dealer, that acts as AP Representative and maintains the basket contents in confidence.
Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than
NAV (a premium) or less than NAV (a discount). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units. The Fund’s NAV per share is computed at the close of the New York Stock Exchange (“NYSE”). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the
Statements of Assets and Liabilities.
7. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended September 30, 2022 were as follows:
 Investment transactions related to in-kind purchases and sales for the period ended September 30, 2022 were as follows:
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
DoubleLine Opportunistic Bond ETF $ 40,193,100 $ 2,714,665 $ 73,662,119 $ 61,832,288
DoubleLine Shiller CAPE® U.S. Equities ETF $ 104,697,942 $ 91,352,101 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Purchases at
Cost
Sales or
Maturity
Proceeds
Net
Realized Gains (Losses)
DoubleLine Shiller CAPE® U.S. Equities ETF $ 132,793,381 $ — $ —

September 30, 2022
Annual Report
|
September 30, 2022

8. Income Tax Information and Distributions to Shareholders
The tax character of distributions for the Funds were as follows:
The cost basis of investments for federal income tax purposes as of September 30, 2022 was as follows:
As of September 30, 2022 the components of accumulated earnings (losses) for income tax purposes were as follows:
As of September 30, 2022, the following capital loss carryforwards were available:
Additionally, US GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses and market discount. For the period ended September 30, 2022, the following table shows the reclassifications made:
9. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund's NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund's prospectus carefully for a description of the principal risks associated with investing in a particular Fund.
active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund's investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds,
Period Ended
September 30,
2022
Ordinary
Income
DoubleLine Opportunistic Bond ETF $631,502
DoubleLine Shiller CAPE® U.S. Equities ETF $155,765
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
Tax Cost of Investments $ 49,903,585 $ 138,988,981
Gross Tax Unrealized Appreciation 493 173,975
Gross Tax Unrealized Depreciation (3,591,515) (10,688,669)
Net Tax Unrealized Appreciation (Depreciation) (3,591,022) (10,514,694)
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
Net Tax Unrealized Appreciation (Depreciation) $ (3,591,022) $ (10,514,694)
Undistributed Ordinary Income 169,211 229,110
Undistributed Long Term Capital Gains — —
Total Distributable Earnings 169,211 229,110
Other Accumulated Gains (Losses) (492,861) (7,428,973)
Total Accumulated Earnings (Losses) (3,914,672) (17,714,557)
Capital Loss
Carryforward Expires
DoubleLine Opportunistic Bond ETF $ (492,861) Indefinite
DoubleLine Shiller CAPE® U.S. Equities ETF $ (7,428,973) Indefinite
Paid-in
Capital
Total Distributable
Earnings (Loss)
DoubleLine Opportunistic Bond ETF $— $—
DoubleLine Shiller CAPE® U.S. Equities ETF $— $—

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and Fund's portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
asset-backed securities investment risk: For DBND Only: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-
payment of loans) will result in a reduction in the value of the security.
collateralized debt obligations risk: For DBND Only : the risks of an investment in a collateralized debt obligation (" CDO ")
depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations (" CBOs "), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer's securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
debt securities risks : For DBND Only:
credit risk : the risk that an issuer or counterparty will fail to pay its obligations to a Fund when they are due. As a result, a Fund's income might be reduced, the value of the Fund's investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security's or other instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as "junk bonds"), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
extension risk : the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.
Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration.
The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. In recent years, the U.S. has experienced historically low interest rates, increasing the exposure of bond investors to the risks associated with rising interest rates.
prepayment risk : the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that the Fund's higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.
LIBOR risk: On July 27, 2017, the United Kingdom’s Financial Conduct Authority, which regulates the London Interbank
Offered Rate (“ LIBOR ”), announced that after 2021, it will cease its active encouragement of banks to provide quotations needed to sustain the LIBOR rate. LIBOR is the offered rate for wholesale, unsecured funding available to

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Annual Report
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September 30, 2022

major international banks. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR may also be a significant factor in determining payment obligations under a derivative investment and may be used in other ways that affect the Fund’s investment performance. On
March 5, 2021, the administrator of LIBOR announced a delay in the phase out of the majority of the USD LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end on December 31, 2021. There remains uncertainty regarding the future of LIBOR and the nature of any replacement rate. The replacement and/
or discontinuation of LIBOR could lead to significant short-term and long-term uncertainty and market instability.
The unavailability and/or discontinuation of LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. While some instruments may contemplate a scenario where
LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is uncertainty regarding the effectiveness of any alternative methodology. In addition, the unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
defaulted securities risk : For DBND Only: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
equity issuer risk : For CAPE Only: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
ETF related risks:
ActiveShares non-transparent structure risk: For CAPE Only: the Fund is an ETF that is subject to the risks described below. Additionally, because the ETF utilizes the ActiveShares
®
non-transparent ETF structure, it is subject to
additional or enhanced ETF-related risks. Unlike most actively managed ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a verified intraday indicative value (“ VIIV ”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with an intraday highly-correlated per share value of the Fund that can be compared to the current market price. The VIIV is designed to provide sufficient information to allow for an effective arbitrage mechanism that will keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“ NAV ”) per share of the Fund. Shares traded on an intraday basis on an exchange, however, will not have a fixed relationship to the previous day’s or the current day’s NAV. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because the Fund’s shares trade with reference to a published VIIV, they may trade at a wider bid/ask spread when compared to shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information secret, some market participants may attempt to use information, including the VIIV, to identify the Fund’s trading strategy and the securities held by the Fund, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In the event of a system failure or other interruption, including disruptions involving Authorized Participants, unaffiliated broker-dealers with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such
Authorized Participant (an “ AP Representative ”), or market makers, orders to create or redeem Creation Units either may not be executed according to an Authorized Participant’s instructions or may not be executed at all, or an
Authorized Participant may not be able to place or change orders. If such an event were to occur, the Fund’s shares may trade in the secondary market at a greater premium or discount to the Fund’s NAV, and investors may pay a greater bid/ask spread to purchase or sell the Fund’s shares. In addition to risks related to operation of ETFs, the use of this structure exposes the Fund and Fund shareholders to additional risks.
authorized participant concentration risk : For DBND Only : as an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a " Creation Unit ." Only a limited number of institutional investors (known as " Authorized Participants ") are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
authorized participant and AP Representative concentration risk : For CAPE Only: As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a " Creation
Unit ." Only a limited number of institutional investors (known as " Authorized Participants ") are authorized to purchase (or create) and redeem shares directly from the Fund. Each of the Fund's Authorized Participants will engage in all creation and redemption activity through an AP Representative. The AP Representative will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption.
AP Representatives have knowledge of the composition of the Fund's portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. As a result of the Fund's use of the
ActiveShares
®
structure for non-transparent ETFs, there may be a more limited number of institutions that are willing to act as Authorized Participants or as AP Representatives.  During times of market stress, Authorized Participants may be more likely to step away from a non-transparent ETF than a traditional ETF. To the extent these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund, or are unavailable to purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative agrees to create or redeem, or purchase or sell securities, as applicable, the arbitrage mechanism for keeping the market price of Fund shares trading at or close to the Fund’s per share NAV may be impaired, and Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting. These risks may be more pronounced in volatile markets, particularly where there are significant redemptions in ETFs generally.
secondary market trading risk : as an ETF, shares of the Fund trade on an exchange, the NYSE Arca , Inc. (the
"Exchange"). The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV.
absence of active market: although the Fund's shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund's shares may contribute to the
Fund's shares trading at a premium or discount to NAV.
early close/trading halt/delisting risk: For DNBD only: trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable.
Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange
necessary to maintain the listing of the Fund will continue to be met.   For CAPE Only: trading in Fund shares
may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If at any time securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Fund will request that the Exchange halt trading of the Fund’s shares. Further, if there is a discrepancy of sufficient magnitude between the value of the Fund’s portfolio securities as calculated by the Fund’s two calculation engines for VIIV purposes, the Exchange will have the ability to halt trading of the Fund’s shares. During such trading halts, although the primary VIIV would continue to be calculated and disseminated, investors in the
Fund’s shares will not be able to freely trade their shares. Additionally, the Fund must satisfy various other standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading.
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
trading in fund shares is subject to expenses: most Fund investors will buy and sell Fund shares on the
Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will

September 30, 2022
Annual Report
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September 30, 2022

pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the "bid" price) and the price at which a seller is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread."
fund shares may be sold short : shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
fund shares may trade at prices other than NAV : For DBND Only : shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the
Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE
FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares. For CAPE Only: shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares will fluctuate, in some cases materially, throughout trading hours in response to changes in the Fund’s VIIV, the relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from
NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT
A PREMIUM OR DISCOUNT TO NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying
Fund shares, or may receive significantly less than NAV when selling Fund shares.
portfolio security trading risk : For CAPE Only : an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain portfolio securities or financial instruments. In such circumstances, the Fund may be unable to engage in Fund portfolio transactions to rebalance its portfolio, may be unable to have its investments accurately priced for purposes of determining its VIIV, and may have difficulty calculating its NAV.
These events may result in losses to shareholders. Any extended trading halt in a portfolio security may exacerbate discrepancies between the VIIV and the underlying NAV of the Fund. If a portfolio security does not have readily available market quotations, e.g., if subject to an extended trading halt, that fact, along with the identity and weighting of that security in the Fund’s VIIV calculation, will be publicly disclosed on the Fund’s website. Trading halts of portfolio securities may have a greater impact on the Fund, as compared with traditional ETFs, due to less frequent dissemination of the Fund’s portfolio holdings.
financial services risk : the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: ( i ) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios;
(v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (viii) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
high yield risk : the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
index risk: For CAPE Only:  although the Adviser has licensed from the Index’s sponsor the right to use the Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s
Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Index, the Adviser or the Fund’s Board of Trustees may substitute the Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.
limited operating history risk : the Fund is newly formed and has no or a limited operating history for investors to evaluate.
The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
liquidity risk : the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
market capitalization risk: For CAPE Only:  the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
market risk : the risk that markets will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund's investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund's investments may become highly illiquid. These risks may be heightened for fixed income securities due to the current low interest rate environment.
mortgage-backed securities risk: For DBND Only: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the

September 30, 2022
Annual Report
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September 30, 2022

value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer's securities.
non-diversification risk : the risk that, because a relatively higher percentage of the Fund's assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund's investments may affect the Fund's value more than if the Fund were a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (a " RIC ") under Subchapter M of the Internal Revenue Code of 1986, as amended (the " Code ").
portfolio turnover risk : the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
real estate risk : the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.
restricted securities risk: For DBND Only: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a " restricted security "). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
securities or sector selection risk : the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
structured products and structured notes risk: For DBND Only: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“ reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.
U.S. Government securities risk : For DBND Only: the risk that debt securities issued or guaranteed by certain U.S.
Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the
U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund's net asset value (" NAV "). The valuation of a Fund's investments involves subjective

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund's portfolio holdings could result in the Fund's shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the
Fund's portfolio, resulting in the dilution of shareholder interests.
10. Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined there are no additional subsequent events that would need to be disclosed in the Funds' financial statements.

Annual Report
|
September 30, 2022

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of DoubleLine ETF Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of DoubleLine ETF Trust (the “Trust”), comprising DoubleLine
Shiller CAPE
®
U.S. Equities ETF (CAPE) and DoubleLine Opportunistic Bond ETF (DBND), including the schedule of investments, as of
September 30, 2022, the related statements of operations, changes in net assets and financial highlights for the period from March
31, 2022 (commencement of operations) to September 30, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of September 30, 2022, and the results of its operations, changes in its net assets, and the financial highlights for the period from March 31, 2022 (commencement of operations) to September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.
Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Costa Mesa, California
November 21, 2022
We have served as the auditor of one or more DoubleLine Funds investment companies since 2013.

Shareholder Expenses

DoubleLine ETF Trust
September 30, 2022
Example
As a shareholder of the Funds, you incur two basic types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 31, 2022 through September 30, 2022. Expenses paid during the period are equal to the net annualized expense ratio for the Funds’, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for all funds. The actual dollar amounts shown as expenses paid during the period for the DoubleLine Opportunistic Bond ETF and DoubleLine Shiller CAPE
®
U.S. Equities ETF Fund are multiplied by 183/365 which is
based on the inception date of March 31, 2022.
Actual Expenses
The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by JP
Morgan Chase Bank, N.A., the Fund’s transfer agent. Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. An Individual Retirement Account ("IRA") will be charged a $15.00 annual maintenance fee. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.
Hypothetical Example for Comparison Purposes
The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Actual
Hypothetical (5% return
before expenses)
Fund's
Annualized
Expense Ratio
Beginning
Account
Value
Ending
Account
Value at
9/30/22
Expenses
Paid During
Period
(a)
Ending
Account
Value at
9/30/22
Expenses
Paid During
Period
(a)
DoubleLine Opportunistic Bond ETF 0.50% $1,000 $924 $2.41 $1,023 $2.54
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65% $1,000 $803 $2.94 $1,022 $3.29
(a)
Expenses Paid During Period are equal to the net annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The actual dollar amounts shown as expenses paid during the period for the  DoubleLine Opportunistic Bond ETF and DoubleLine
Shiller CAPE® U.S. Equities ETF Fund are multiplied by 183/365 which is based on the inception date of March 31, 2022.

Annual Report
|
September 30, 2022

Evaluation of Advisory Agreement by the Board of Trustees
(Unaudited)
September 30, 2022
DoubleLine Opportunistic Bond ETF
DoubleLine Shiller CAPE
®
U.S. Equities ETF
At a meeting held on November 16, 2021 (the “November Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of
DoubleLine ETF Trust (the “Trust”) approved an investment advisory agreement (the “Advisory Agreement”) between DoubleLine
ETF Adviser LP (the “Adviser”) and the Trust, pursuant to which the Adviser will provide investment advisory services to the series of the Trust (the “Funds”). The vote included approval by the Trustees who are not “interested persons” (as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”), voting separately.
The Trustees’ determination to approve the Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the information provided to the Trustees, including information provided for their consideration at the November
Meeting, including portions held outside the presence of management, specifically to review and consider materials related to the proposed approval of the Advisory Agreement.
The Trustees also met with investment advisory, compliance, risk management, operational, and other personnel from the Adviser and reviewed detailed information, presented both orally and in writing, regarding the services proposed to be performed by the Adviser for the benefit of the Funds,  the Adviser’s investment program for each Fund, the proposed fees and estimated expenses of each Fund, and the operations of each Fund. The Trustees also considered the operational structure of the Adviser, noting that it sources personnel, services and resources from DoubleLine Group LP pursuant to inter-company agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the
Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
Nature, Extent and Quality of Services to be Provided by the Adviser
The Trustees considered the nature, extent, and quality of the services expected to be provided by the Adviser to each Fund, including the terms of the proposed Advisory Agreement, the expertise and experience of investment personnel, the resources of the Adviser, and the broader compliance history and compliance program of the Adviser complex. In their evaluation of the services proposed to be provided by the Adviser, the Trustees considered that the Adviser will provide a full investment program for the
Funds, including a number of back-office services, valuation services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting services, and supervision and monitoring of the Funds’ other service providers. The Board also considered the performance record, experience and expertise of the firm’s portfolio management personnel, including, among others, Messrs. Jeffrey Gundlach and Jeffrey Sherman, and the strong historical investor interest in products managed by the Adviser. Additionally, the responses of the Adviser to a detailed series of questions, which included information about the investment advisory services to be provided by the Adviser to the Funds, were available to the Board, as were the most recent investment adviser registration form (“Form ADV”) for the Adviser, in the materials or through public disclosure. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.
Costs of Advisory Services
In considering the management fees payable by the Funds to the Adviser, the Trustees reviewed a report prepared by Strategic
Insight (the “Strategic Insight Report”), that compared, among other information, each Fund’s proposed gross management fee rate and estimated net total expense ratio against the gross management fee rate and net total expense ratio of a group of peers selected by Strategic Insight. In reviewing the Strategic Insight Report, the Trustees also considered the Funds’ unitary fee structure, which includes operating expenses, in the context of other peers, some of which had a similar unitary fee structure and others separated management fees from other operating expenses. The Trustees met with Strategic Insight representatives to review the comparative information set out in the Strategic Insight Report, the methodologies used by Strategic Insight in compiling the report and selecting the peer groups used within the report, and considerations to weigh in evaluating the comparative information presented in the report, including in certain challenges encountered in assembling an appropriate group of peers for each Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject.

Evaluation of Advisory Agreement by the Board of Trustees
(Cont.)

DoubleLine ETF Trust
Consistent with general ETF industry practice, the Board noted the Funds’ proposed “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Board considered that the Adviser would pay all operating expenses of the Funds, except for: (i) management fees; (ii) interest expenses; (iii) dividends and other expenses on securities sold short (iv) taxes; (v) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (vi) acquired fund fees and expenses; (vi) accrued deferred tax liabilities; (vii) distribution fees or expenses; and (viii) any extraordinary expenses (such as litigation expenses).
The Trustees considered the Adviser’s pricing policy for its management fees and that the Adviser does not seek to be a lowest cost provider, nor does it have a policy to set its management fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects the Adviser’s demonstrated significant expertise and experience in the investment strategies that it offers.
The Board concluded, within the context of its full deliberations, that the proposed management fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
Investment Performance, Profitability and Economies of Scale
Because the Funds were new and had not commenced operations, they did not yet have their own investment performance record, although the Board took into account the performance of the Adviser, its personnel and its related advisers in managing assets using investment strategies similar to the Funds’ over various time periods. In particular, the Trustees considered the performance of similar investment strategies managed by the same Adviser team that will manage the Funds on 1-, 3-, and 6-month bases, for the year to date as of September 30, 2021, for the prior one year period as of September 30, 2021, and on an annualized basis for 3-,
5-, 7-, 10- and since inception bases. The Trustees considered not only the performance of these similar investment strategies on an absolute basis, but also against their respective benchmarks. The Trustees also received and considered information regarding the similarities and differences between the investment strategies used to generate the comparative performance information and the investment strategies to be used in managing the Funds. The Trustees determined that the performance was satisfactory. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser, its personnel and its related advisers had been able to achieve were sufficient to support approval of the Advisory Agreement.
Because the Funds were new, it was not possible to determine the profitability that the Adviser might achieve with respect to the
Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Nonetheless, the Trustees considered analyses prepared by the Adviser showing projected profitability for each Fund over 1-, 2- and 3-year periods, and considered the underlying assumptions and methodology behind that analysis. Based on those projected profitability analyses for the Funds, and noting the uncertainty of any forward-looking financial estimates, the Trustees concluded that the Adviser’s profitability with respect to the Funds, as projected, was reasonable. In their evaluation of economies of scale, the
Trustees considered management’s view that the proposed fees for the Funds are consistent with the Adviser’s pricing philosophy of proposing an initial fee structure that allows each ETF to be immediately competitive with its peers, and is designed to reflect and share with shareholders achievable economies of scale.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees, including all of the Independent Trustees, determined that they were satisfied: with the nature, extent, and quality of the services proposed to be provided to each Fund under the Advisory Agreement; that it appeared that the proposed management fees to be paid by each Fund to the Adviser were fair and reasonable in light of the services to be provided; with the quality of the portfolio management teams;
and that it would be appropriate to approve the Advisory Agreement for each Fund for an initial two-year period.

Annual Report
|
September 30, 2022

Statement Regarding the Funds’ Liquidity Risk Management Program
(Unaudited)
September 30, 2022
The Funds have adopted a liquidity risk management program. The program’s principal objectives include mitigating the risk that a
Fund is unable to meet its redemption obligations timely and supporting each Fund’s compliance with its limits on investments in illiquid assets. For the fiscal year ended September 30, 2022, the program administrator determined that the program supported each Fund’s ability to honor redemption requests timely and the Adviser’s management of each Fund’s liquidity profile. The program includes a number of elements that support the assessment and management of liquidity risk, including the periodic classification and re-classification of a Fund’s investments into groupings based on the Adviser’s view of their liquidity. There can be no assurance that the program will achieve its objectives. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Federal Tax Information

DoubleLine ETF Trust
(Unaudited)
September 30, 2022
For the period ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% (20%
for taxpayers with taxable income greater than $459,750 for single individuals and $517,200 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended September 30, 2022 was as follows:
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal
Revenue Section 871(k)(2)(c) for the period ended September 30, 2022 for each Fund was as follows:
The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue
Section 871(k)(1)(c) for the period ended  September 30, 2022 for each Fund was as follows:
For the period ended  September 30, 2022 each Fund earned foreign source income and paid foreign taxes, which each intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:
Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds.
Qualified Dividend Income
DoubleLine Opportunistic Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 100.00%
Dividends Received Deduction
DoubleLine Opportunistic Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 100.00%
Qualified Short-Term Gains
DoubleLine Opportunistic Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.00%
Qualified Interest Income
DoubleLine Opportunistic Bond ETF 100.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.00%
Foreign Source
Income Earned Foreign Taxes Paid
DoubleLine Opportunistic Bond ETF $ – $ –
DoubleLine Shiller CAPE® U.S. Equities ETF $ – $ –

Annual Report
|
September 30, 2022

Trustees and Officers
(Unaudited)
September 30, 2022
(1)
The term “Fund Complex as used herein includes the Funds. Messrs. Mr. Woolson serve as Independent Trustees of the DoubleLine Funds Trust , a separate Trust which offers series of open-end mutual funds.
Each of the following Trustees is an interested person of the Trust as defined in the 1940 Act because they are officers of the Adviser and hold direct or indirect ownership interests in affiliated entities of the Advisor. Additionally, Mr. Redell is an officer of the Trust.
(1)
The term “Fund Complex as used herein includes the Funds. Messrs. Gundlach and Redell serve as Independent Trustees of the DoubleLine Funds Trust, a separate
Trust which offers series of open-end mutual funds.
Name and Year of
Birth
Position with
Trust
Term of Office and
Length of
Time Served
Principal Occupation(s) During Past
5 Years
Number of
Portfolios
Overseen
(1)
Other Directorships
Held by Trustee During
Past 5 Years
Independent Trustees
Yuri Friedman,
1956
Trustee Indefinite/Since
November 2021
Retired. Formerly, Managing
Director, Institutional Fixed Income,
Citibank.
2 None
William A. Odell,
1965
Trustee Indefinite/Since
November 2021
Retired. Formerly, Vice President
and Regional Sales Manager, Fidelity
Investments.
2 None
Raymond B.
Woolson, 1958
Trustee Indefinite/Since
November 2021
President, Apogee Group, Inc.,
a company providing financial
consulting services.
2 Independent Trustee,
DoubleLine Funds Trust;
Advisors Series Trust (an
open-end investment
company with 34
portfolios)
Name and Year of
Birth
Position with
Trust
Term of Office and
Length of
Time Served
Principal Occupation(s) During Past
5 Years
Number of
Portfolios
Overseen
(1)
Other Directorships
Held by Trustee During
Past 5 Years
Interested Trustees
Jeffrey E. Gundlach,
1959
Trustee Indefinite/Since
November 2021
Chief Executive Officer and Chief
Investment Officer, DoubleLine
Capital (since December 2009).
2 Interested Trustee,
DoubleLine Funds Trust
Ronald R. Redell,
1970
President
and Trustee
Indefinite/Since
November 2021
Trustee, Chairman, President
and Chief Executive Officer of
DoubleLine Yield Opportunities
Fund (since November 2019);
Trustee, Chairman, President,
and Chief Executive Officer,
DoubleLine Income Solutions Fund
(since January 2013); President,
DoubleLine Group LP (since January
2019) and Executive (from January
2013 to January 2019); Trustee,
Chairman, President and Chief
Executive Officer, DoubleLine
Opportunistic Credit Fund (since
July 2011); Executive, DoubleLine
Capital (since July 2010); President,
DoubleLine Funds Trust (since
January 2010).
2 Interested Trustee,
DoubleLine Funds Trust

Trustees and Officers
(Cont.)

DoubleLine ETF Trust
Officers
The Officers of the Trust who are not also Trustees of the Trust are:
Name and Year of Birth
Position(s) Held with
Trust
Term of Office and Length
of Time Served Principal Occupation(s) During Past 5 Years
Henry V. Chase, 1949 Treasurer and Principal
Financial and Accounting
Officer
Indefinite/Since
November 2021
Treasurer and Principal Financial and Accounting Officer,
DoubleLine Funds Trust (since January 2020); Treasurer
and Principal Financial and Accounting Officer, DoubleLine
Yield Opportunities Fund (since January 2020); Treasurer
and Principal Financial and Accounting Officer, DoubleLine
Income Solutions Fund (since January 2020); Treasurer
and Principal Financial and Accounting Officer, DoubleLine
Opportunistic Credit Fund (since January 2020); Chief
Financial Officer, DoubleLine Capital (since January 2013).
Formerly, Vice President, DoubleLine Yield Opportunities
Fund (since November 2019); Vice President, DoubleLine
Income Solutions Fund (since May 2019); Vice President,
DoubleLine Funds Trust (since May 2019); Vice President,
DoubleLine Opportunistic Credit Fund (since May 2019).
Youse Guia, 1972 Chief Compliance Officer Indefinite/Since
November 2021
Chief Compliance Officer, DoubleLine Yield Opportunities
Fund (since November 2019); Chief Compliance Officer,
DoubleLine Capital (since March 2018); Chief Compliance
Officer, DoubleLine Equity LP (since March 2018); Chief
Compliance Officer, DoubleLine Funds Trust (since March
2018); Chief Compliance Officer, DoubleLine Opportunistic
Credit Fund (since March 2018); Chief Compliance Officer,
DoubleLine Income Solutions Fund (since March 2018).
Formerly, Executive Vice President and Deputy Chief
Compliance Officer, Pacific Investment Management
Company LLC (“PIMCO”) (from April 2014 to February
2018); Chief Compliance Officer, PIMCO Managed
Accounts Trust (from September 2014 to February 2018);
Chief Compliance Officer, PIMCO-sponsored closed-end
funds (from September 2014 to February 2018); Chief
Compliance Officer, PIMCO Flexible Credit Income Fund
(from February 2017 to February 2018). Formerly, Head
of Compliance, Allianz Global Investors U.S. Holdings LLC
(from October 2012 to March 2014); Chief Compliance
Officer, Allianz Funds, Allianz Multi-Strategy Trust, Allianz
Global Investors Sponsored Closed-End Funds, Premier
Multi-Series VIT and The Korea Fund, Inc. (from October
2004 to December 2013).
Jose Sarmenta, 1975 Anti-Money Laundering
Officer
Indefinite/Since
November 2021
Anti-Money Laundering Officer, DoubleLine Funds Trust
(since September 2020); Anti-Money Laundering Officer,
DoubleLine Yield Opportunities Fund (since September
2020); Anti-Money Laundering Officer, DoubleLine
Opportunistic Credit Fund (since September 2020); Anti-
Money Laundering Officer, DoubleLine Income Solutions
Fund (since September 2020); Compliance Analyst,
DoubleLine Capital (since October 2019); Formerly,
Compliance Manager, Anti-Money Laundering Manager
for CIM Group (from November 2017 to October 2019);
Governance and Risk Manager for PennyMac Financial
Services Inc. (from July 2015 to November 2017).
Carolyn Liu-Hartman, 1981 Secretary Indefinite/Since
November 2021
Legal/Compliance, DoubleLine Group LP (since June 2020).
Formerly, Senior Counsel, Invesco (from May 2019 to June
2020); Vice President and Associate General Counsel,
OppenheimerFunds (from February 2015 to May 2019).

Annual Report
|
September 30, 2022

Information About Proxy Voting
(Unaudited)
September 30, 2022
Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period will be available no later than the following August 31st without charge, upon request, by calling (855) 937-0772 and on the SEC’s website at
http://www.sec.gov.
Copies of the written Proxy Policy are available by calling (855) 937-0772.
Information About Portfolio Holdings
DoubleLine Opportunistic Bond ETF
The DoubleLine Opportunistic Bond ETF’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the
NSCC.
Greater than daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of service providers to the Fund involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Fund’s service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable law, agreements with the Fund, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Fund, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Fund and (ii) generally after it has been disseminated to the NSCC.
No person is authorized to disclose any of the Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by
e-mail, orally, or by other means) except in accordance with the above. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.
DoubleLine Shiller CAPE
®
U.S. Equities ETF
The DoubleLine Shiller CAPE
®
U.S. Equities ETF does not make its full portfolio holdings publicly available on a daily basis. Information regarding the Fund’s portfolio holdings may be shared at any time with employees of the Adviser and other affiliated parties involved in the management, administration or operations of the Fund (referred to as fund-affiliated personnel). Any dissemination of non-public information that could be material must occur to all shareholders at the same time and in a forum typically used to disseminate information broadly.
Under its portfolio holdings disclosure policy, the Fund may release portfolio holdings information on a regular basis to its custodian or sub-custodians, its fund accounting agent, its proxy voting provider, an AP Representative, any clearing broker used by an AP Representative, the entity responsible for the calculation of the verified intraday indicative value (“VIIV”), rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. The Fund may enter into other ongoing arrangements for the release of portfolio holdings information, but only if such arrangements serve a legitimate business purpose and are with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the Fund, the Adviser, or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about the Fund’s portfolio securities are reviewed at least annually by the Board.
The Fund has authorized ongoing arrangements with its custodian, two AP Representatives and the party responsible for the calculation of the VIIV that include the release of portfolio holdings information in accordance with the policy. The approval of the
Fund’s Chief Compliance Officer, or his or her designee, must be obtained before entering into any new ongoing arrangement or modifying any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy.
Because the Fund does not publicly disclose its portfolio holdings daily, the selective disclosure of material nonpublic information, including information other than portfolio information, is more likely to provide an unfair advantage to the recipient than in other
ETFs. Accordingly, the Fund and each person acting on behalf of the Fund is required to comply with Regulation Fair Disclosure as if it applied to them (except that the exemptions provided in Rule 100(b)(2)(iii) therein shall not apply). In addition, the portfolio

Information About Portfolio Holdings
(Cont.)

DoubleLine ETF Trust
holdings are considered material, non-public information under the Code of Ethics of the Fund, the Adviser, and Distributor and the
agreements related to the Fund’s other service providers with, or any other party given, access to the portfolio holdings, including the custodian, administrator and fund accountant, include appropriate confidentiality provisions and be generally prohibited from using this information for any purpose other than providing services to the Fund, including trading based upon this information.
As described below, the Fund uses AP Representatives who establish and maintain a Confidential Account (as defined below) for the benefit of an AP, in order to engage in in-kind creation and redemption activity. Each business day, the Fund’s custodian transmits the composition of the Fund’s Creation Basket (as defined below) to each AP Representative.
Pursuant to a Confidential Account Agreement (as defined below), each AP Representative is restricted from disclosing the Creation
Basket and undertakes an obligation not to use the identity or weighting of the securities in the Creation Basket for any purpose other than executing creations and redemptions for the Fund. The Confidential Account enables APs to transact in the underlying securities of the Creation Basket through their AP Representatives, enabling them to engage in in-kind creation or redemption activity.
Each Fund’s complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC as exhibits to Form N-PORT, and each Fund’s complete schedule of investments following the second and fourth fiscal quarters is available in Shareholder Reports filed with the SEC on Form N-CSR.
Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are not distributed to Fund shareholders but are available, free of charge, on the SEC’s website at www.sec.gov. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its complete schedule of investments is available without charge, upon request, by calling (855)-937-0772 or on the Funds’ website at www.doubleline.com.
Householding—Important Notice Regarding Delivery of Shareholder Documents
In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual
Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call (855) 937-0772 to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Annual Report
|
September 30, 2022

Privacy Policy
(Unaudited)
September 30, 2022
What Does DoubleLine Do With Your Personal Information?
This notice provides information about how DoubleLine (“we” and “our”) collects, shares, and protects your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.
Why do we need your personal information?
All financial companies need to share customers’ personal information to run their everyday businesses, to appropriately tailor the services offered to you (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’
non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.
Information we may collect
We may collect various types of personal data about you, including:
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;
Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.
Where do we obtain your personal information?
DoubleLine may collect non-public information about you from the following sources:
Information we receive about you on applications or other forms;
Information you may give us orally;
Information about your transactions with us or others;
Information you submit to us in correspondence, including emails or other electronic communications; and
Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.
Information Collected from Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help
DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as "cookies") allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google
Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of
Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html

Privacy Policy
(Cont.)

DoubleLine ETF Trust
How and why we may share your information
DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to the Funds or you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling (213) 633-8200. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.
We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.
Notice related to the California Consumer Privacy Act (CCPA) and to “natural persons” residing in the State of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers, website visitors and consumers is covered under the Gramm-Leach-Bliley Act and is therefore excluded from the scope of the California Consumer Privacy Act (CCPA).
Notice to “natural persons” residing in the European Economic Area (the “EEA”)
If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:
the country to which we send the personal information may have been assessed by the European Commission as providing an "adequate" level of protection for personal data;
the recipient may have signed a contract based on standard contractual clauses approved by the European Commission; or
where the recipient is located in the U.S., it may be a certified member of the EU-U.S. Privacy Shield scheme.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.
Retention of personal information and security
Your personal information will be retained for as long as required:
for the purposes for which the personal information was collected;
in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to,
U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.

(Unaudited)
September 30, 2022
Annual Report
|
September 30, 2022

Access To and Control of Your Personal Information
Depending on your country of domicile, you may have the following rights in respect of the personal information about you that we process:
the right to access and port personal information;
the right to rectify personal information;
the right to restrict the use of personal information;
the right to request that personal information is erased; and
the right to object to processing of personal information.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. If you are an investor in the DoubleLine funds, certain of the rights described above that may apply to direct clients of DoubleLine domiciled or resident outside the United States will not apply to you. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact privacy@doubleline.com.
Changes to DoubleLine’s Privacy Policy
As required by U.S. federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially,
DoubleLine will promptly inform its customers of that change in accordance with applicable law.

Investment Adviser:
DoubleLine ETF Adviser LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator and Transfer Agent:
JP Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Custodian:
JP Morgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive, Suite 100
Costa Mesa, CA 92626
Legal Counsel:
Morgan, Lewis & Bockius, LLP
1701 Market Street
Philadelphia, PA 19103
Contact Information:
doubleline.com
(855) 937-0772
DL-ANNUAL-ETF
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

(b)           Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

As of the end of the period, September 30, 2022, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third-party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics.  During the period covered by this report, there have been no waivers granted under the Code of Ethics.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee.  Raymond B. Woolson is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for DoubleLine ETF Trust by
Deloitte & Touche LLP
(“Deloitte”) for the fiscal year ended September 30, 2022 were:

2022
Audit Fees(a)	$39,250
Audit Related Fees(b)	$3,000
Tax Fees(c)	$14,700
All Other Fees(d)	0
Total:	$56,950

(a)

Audit Fees: These fees relate to professional services rendered by Deloitte for the audit of the Registrant’s annual financial statement or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements.  These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)           Audit Related Fees: These fees relate to assurance and related services by Deloitte related to audit services in connection with the September 30, 2022 annual financial statement.

(c)           Tax Fees: These fees relate to professional services rendered by Deloitte for tax compliance, tax advice and tax planning.

(d)           All Other Fees: These fees relate to products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)      Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), [sub-adviser] or any entity controlling, controlled by, or under common control with any investment adviser [or sub-adviser], if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)      100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended September 30, 2022: $14,700.

(h)           The Registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)            A Registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental 6 basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.  The Registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)            A Registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the Registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the Registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the Registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the Registrant or the operating entity with respect to the Registrant; and

(5) Whether the articles of incorporation of the Registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

                       Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a)           The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Raymond B. Woolson, William A. Odell and Yury Friedman, are members of the Audit Committee.
(b)           Not Applicable.

Item 6. Investments

(a)           Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)
Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)           File the exhibits listed below as part of this Form.

(1) Code of Ethics – Filed herewith.

                (2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)
Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DoubleLine ETF Trust

By:         /s/ Ronald R. Redell
Ronald R. Redell
President
November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Ronald R. Redell
Ronald R. Redell
President
November 30, 2022

By:
/s/ Henry V. Chase
Henry V. Chase
Treasurer and Principal Financial and Accounting Officer
November 30, 2022